March 9, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I EDGAR CIK No. 0000742277; File No. 811-3989 Northwestern Mutual Variable Life Account II EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ annual report for the period ending December 31, 2011 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	3/9/2012	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	2/23/2012	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	2/23/2012	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	3/1/2012	811-04255
Russell Investment Funds	0000824036	2/27/2012	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	2/27/2012	811-05371

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, performance summaries and financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company . 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797 . 414 271 1444

The Northwestern Mutual Life Insurance Company

VariableLife

Northwestern Mutual Variable Life Account

Northwestern Mutual Variable Life Account II

December 31, 2011

Annual Reports

Optimized to contain one or more of the following:*

- Northwestern Mutual Series Fund, Inc.
- Fidelity® VIP Mid Cap Portfolio Service Class 2
- Fidelity® VIP Contrafund® Portfolio Service Class 2
- Neuberger Berman AMT Socially Responsive Fund
- Russell Investment Funds
- Russell Investment Funds – LifePoints® Variable Target Portfolio Series**

* See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

** Not all of these Funds are available under your policy.

Northwestern Mutual®

90-1899 (0786) (REV 0112)

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

Get up-to-date information about your policy at your convenience with your policy number and your Personal Identification Number (PIN). Call toll-free to review policy values and request a change to the allocations of your existing assets or future premiums/dividends.

Information on the Internet:

Northwestern Mutual Financial Network
www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our Web site for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7 a.m. - 6 p.m. Central Time Monday - Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7 a.m. - 6 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. and 5:00 p.m. Central Time Monday - Friday.

Contents

Performance Summaries for the Northwestern Mutual Variable Life Accounts

Northwestern Mutual Series Fund, Inc. - Annual Report

Fidelity® VIP Mid Cap Portfolio - Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman Socially Responsive Portfolio - Annual Report (This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Annual Report (This report follows the end of the Neuberger Berman Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Annual Report

(This report follows the end of the Russell Investment Funds Portfolio and includes a report for the Conservative Strategy Fund, which is not available under your policy)

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Prospectus Supplements and Shareholder Documents

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Performance Summary (unaudited)    as of December 31, 2011

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2011)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	(1.84%)	(6.61%)		(1.75%)	(2.83%)		1.39%	0.93%		0.36%
5 years	(1.18%)	8.28%		(6.18%)	—		(4.24%)	—		(16.03%)
Annualized	(0.24%)	1.60%		(1.27%)	—		(0.86%)	—		(3.43%)
10 years	13.30%	—		5.72%	—		24.26%	—		26.52%
Annualized	1.26%	—		0.56%	—		2.20%	—		2.38%
Since division inception in Variable Life Account(b)	—	86.13	%(f)	—	(5.82	%)(c)	—	(3.38	%)(c)	—
Annualized	—	7.43%		—	(11.21%)		—	(6.60%)		—
Since portfolio inception(b)	—	86.13	%(f)	—	(22.54	%)(e)	—	(21.81	%)(e)	—
Annualized	—	7.43%		—	(5.32%)		—	(5.13%)		—
Current Yield(g)

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	(1.74%)	(6.52%)		(1.65%)	(2.73%)		1.49%	1.04%		0.46%
5 years	(0.69%)	8.82%		(5.71%)	—		(3.76%)	—		(15.61%)
Annualized	(0.14%)	1.70%		(1.17%)	—		(0.76%)	—		(3.34%)
10 years	14.44%	—		6.77%	—		25.50%	—		27.78%
Annualized	1.36%	—		0.66%	—		2.30%	—		2.48%
Since division inception in Variable Life Account(b)	—	87.74	%(f)	—	(5.77	%)(c)	—	(3.34	%)(c)	—
Annualized	—	7.54%		—	(11.12%)		—	(6.51%)		—
Since portfolio inception(b)	—	87.74	%(f)	—	(22.18	%)(e)	—	(21.45	%)(e)	—
Annualized	—	7.54%		—	(5.23%)		—	(5.04%)		—
Current Yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	(1.30%)	(6.10%)		(1.21%)	(2.29%)		1.95%	1.49%		0.91%
5 years	1.57%	11.30%		(3.57%)	—		(1.57%)	—		(13.69%)
Annualized	0.31%	2.16%		(0.72%)	—		(0.32%)	—		(2.90%)
10 years	20.41%	—		12.35%	—		32.05%	—		34.45%
Annualized	1.87%	—		1.17%	—		2.82%	—		3.00%
Since division inception in Variable Life Account(b)	—	95.97	%(f)	—	(5.56	%)(c)	—	(3.12	%)(c)	—
Annualized	—	8.07%		—	(10.72%)		—	(6.09%)		—
Since portfolio inception(b)	—	95.97	%(f)	—	(20.53	%)(e)	—	(19.78	%)(e)	—
Annualized	—	8.07%		—	(4.80%)		—	(4.61%)		—
Current Yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 30, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(h)	Returns are less than .005%.
(i)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

Equity Income Division		Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Index 600 Stock Division		Small Cap Value Division	International Growth Division
(1.46%)		(6.69%)	(2.46%)	(1.15%)		(3.31%)	0.35%		(1.90%)	(13.64%)
(8.20%)		8.01%	13.55%	(7.35%)		(3.99%)	—		6.91%	(26.58%)
(1.70%)		1.55%	2.57%	(1.52%)		(0.81%)	—		1.35%	(5.99%)
—		29.98%	82.17%	—		42.03%	—		105.41%	50.80%
—		2.66%	6.18%	—		3.57%	—		7.46%	4.19%
58.40	%(f)	—	—	72.56	%(f)	—	(6.27	%)(c)	—	—
5.45%		—	—	6.50%		—	(12.06%)		—	—
58.40	%(f)	—	—	72.56	%(f)	—	0.20	%(e)	—	—
5.45%		—	—	6.50%		—	0.04%		—	—

(1.36%)		(6.60%)	(2.36%)	(1.05%)		(3.21%)	0.45%		(1.80%)	(13.56%)
(7.74%)		8.54%	14.11%	(6.89%)		(3.51%)	—		7.45%	(26.21%)
(1.60%)		1.65%	2.68%	(1.42%)		(0.71%)	—		1.45%	(5.90%)
—		31.28%	83.99%	—		43.45%	—		107.46%	52.31%
—		2.76%	6.29%	—		3.67%	—		7.57%	4.30%
59.77	%(f)	—	—	74.06	%(f)	—	(6.22	%)(c)	—	—
5.55%		—	—	6.60%		—	(11.97%)		—	—
59.77	%(f)	—	—	74.06	%(f)	—	0.67	%(e)	—	—
5.55%		—	—	6.60%		—	0.14%		—	—

(0.92%)		(6.18%)	(1.92%)	(0.61%)		(2.78%)	0.90%		(1.36%)	(13.17%)
(5.64%)		11.01%	16.71%	(4.77%)		(1.32%)	—		9.89%	(24.54%)
(1.16%)		2.11%	3.14%	(0.97%)		(0.26%)	—		1.90%	(5.47%)
—		38.13%	93.60%	—		50.93%	—		118.29%	60.26%
—		3.28%	6.83%	—		4.20%	—		8.12%	4.83%
66.77	%(f)	—	—	81.69	%(f)	—	(6.01	%)(c)	—	—
6.08%		—	—	7.13%		—	(11.57%)		—	—
66.77	%(f)	—	—	81.69	%(f)	—	2.80	%(e)	—	—
6.08%		—	—	7.13%		—	0.59%		—	—

v

Performance Summary (unaudited), continued    as of December 31, 2011

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2011)	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division	Long-Term U.S. Government Bond Division
1 year	(10.97%)		(10.59%)	(19.10%)		(0.41%)	0.00	%(h)	6.58%	28.22%
5 years	—		(16.80%)	—		6.52%	—		33.52%	—
Annualized	—		(3.61%)	—		1.27%	—		5.95%	—
10 years	—		62.64%	—		16.13%	—		69.61%	—
Annualized	—		4.98%	—		1.51%	—		5.43%	—
Since division inception in Variable Life Account(b)	(16.16	%)(c)	—	(18.59	%)(c)	—	(0.69	%)(c)	—	24.80	%(c)
Annualized	(29.50%)		—	(33.50%)		—	(1.36%)		—	55.20%
Since portfolio inception(b)	(23.15	%)(e)	—	(6.74	%)(e)	—	15.33	%(e)	—	67.93	%(e)
Annualized	(5.48%)		—	(1.48%)		—	3.10%		—	11.74%
Current Yield(g)						0.08%

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	(10.88%)		(10.50%)	(19.02%)		(0.31%)	0.11%		6.68%	28.34%
5 years	—		(16.38%)	—		7.05%	—		34.18%	—
Annualized	—		(3.51%)	—		1.37%	—		6.06%	—
10 years	—		64.26%	—		17.29%	—		71.31%	—
Annualized	—		5.09%	—		1.61%	—		5.53%	—
Since division inception in Variable Life Account(b)	(16.11	%)(c)	—	(18.55	%)(c)	—	(0.64	%)(c)	—	24.86	%(c)
Annualized	(29.43%)		—	(33.43%)		—	(1.26%)		—	55.35%
Since portfolio inception(b)	(22.79	%)(e)	—	(6.31	%)(e)	—	15.87	%(e)	—	68.71	%(e)
Annualized	(5.39%)		—	(1.39%)		—	3.20%		—	11.85%
Current Yield(g)						0.08%

Variable Executive Life & Variable Joint Life(a)
1 year	(10.48%)		(10.10%)	(18.66%)		0.14%	0.55%		7.16%	28.92%
5 years	—		(14.48%)	—		9.48%	—		37.23%	—
Annualized	—		(3.08%)	—		1.83%	—		6.53%	—
10 years	—		72.83%	—		23.41%	—		80.24%	—
Annualized	—		5.62%	—		2.13%	—		6.07%	—
Since division inception in Variable Life Account(b)	(15.93	%)(c)	—	(18.36	%)(c)	—	(0.42	%)(c)	—	25.15	%(c)
Annualized	(29.11%)		—	(33.13%)		—	(0.82%)		—	56.04%
Since portfolio inception(b)	(21.16	%)(e)	—	(4.32	%)(e)	—	18.32	%(e)	—	72.29	%(e)
Annualized	(4.96%)		—	(0.94%)		—	3.67%		—	12.35%
Current Yield(g)						0.08%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 30, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(h)	Returns are less than .005%.
(i)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

Inflation Protection Division		High Yield Bond Division	Multi-Sector Bond Division		Commodities Return Strategy Division		Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division
11.32%		4.02%	4.41%		—		1.55%	(0.62%)	(11.34%)
—		36.48%	—		—		10.79%	6.73%	8.56%
—		6.42%	—		—		2.07%	1.31%	1.66%
—		107.62%	—		—		44.28%	44.59%	115.96%
—		7.58%	—		—		3.73%	3.76%	8.00%

6.30	%(c)	—	1.44	%(c)	(11.27	%)(c)	—	—	—
12.89%		—	2.87%		(21.11%)		—	—	—
33.49	%(e)	—	33.12	%(e)	(19.59	%)(d)	—	—	—
6.38%		—	6.32%		(27.64%)		—	—	—

11.43%		4.13%	4.52%		—		1.66%	(0.52%)	(11.25%)
—		37.16%	—		—		11.34%	7.27%	9.10%
—		6.52%	—		—		2.17%	1.41%	1.76%
—		109.69%	—		—		45.72%	46.04%	118.12%
—		7.69%	—		—		3.84%	3.86%	8.11%

6.36	%(c)	—	1.49	%(c)	(11.22	%)(c)	—	—	—
13.00%		—	2.97%		(21.03%)		—	—	—
34.11	%(e)	—	33.74	%(e)	(19.54	%)(d)	—	—	—
6.48%		—	6.42%		(27.57%)		—	—	—

11.93%		4.59%	4.99%		—		2.11%	(0.08%)	(10.85%)
—		40.28%	—		—		13.87%	9.70%	11.58%
—		7.00%	—		—		2.63%	1.87%	2.22%
—		120.63%	—		—		53.32%	53.66%	129.51%
—		8.23%	—		—		4.37%	4.39%	8.66%

6.60	%(c)	—	1.71	%(c)	(11.02	%)(c)	—	—	—
13.51%		—	3.43%		(20.68%)		—	—	—
36.95	%(e)	—	36.57	%(e)	(19.30	%)(d)	—	—	—
6.96%		—	6.90%		(27.25%)		—	—	—

Performance Summary (unaudited), continued    as of December 31, 2011

Variable Life — Policies Issued Before October 11, 1995

Total return (as of December 31, 2011)	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division
1 year	(3.32%)	(3.61%)	(2.08%)	(4.72%)	(13.36%)	4.11%
5 years	0.71%	(0.78%)	(3.86%)	(9.72%)	(24.25%)	34.21%
Annualized	0.14%	(0.16%)	(0.78%)	(2.02%)	(5.40%)	6.06%
10 years	70.01%	52.22%	22.23%	44.15%	43.48%	66.07%
Annualized	5.45%	4.29%	2.03%	3.72%	3.68%	5.20%
Since division inception in Variable Life Account(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Current Yield(g)

Variable Complife — Policies Issued Between October 11, 1995 and December 31, 2008
1 year	(3.22%)	(3.51%)	(1.99%)	(4.63%)	(13.27%)	4.22%
5 years	1.22%	(0.28%)	(3.37%)	(9.27%)	(23.87%)	34.88%
Annualized	0.24%	(0.06%)	(0.68%)	(1.93%)	(5.31%)	6.17%
10 years	71.71%	53.74%	23.46%	45.59%	44.91%	67.73%
Annualized	5.56%	4.39%	2.13%	3.83%	3.78%	5.31%
Since division inception in Variable Life Account(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Current Yield(g)

Variable Executive Life & Variable Joint Life(a)
1 year	(2.78%)	(3.08%)	(1.55%)	(4.20%)	(12.88%)	4.68%
5 years	4.45%	2.73%	(1.18%)	(7.20%)	(22.14%)	37.94%
Annualized	0.87%	0.54%	(0.24%)	(1.48%)	(4.88%)	6.64%
10 years	81.22%	61.99%	29.90%	53.19%	52.48%	76.48%
Annualized	6.13%	4.94%	2.65%	4.36%	4.31%	5.84%
Since division inception in Variable Life Account(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Since portfolio inception(b)	—	—	—	—	—	—
Annualized	—	—	—	—	—	—
Current Yield(g)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

Performance quoted for periods prior to each product’s inception date is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Variable Executive Life policies were offered from March 2, 1998 to December 31, 2008. Variable Joint Life policies were offered from December 10, 1998 to December 31, 2008.
(b)	See the following footnotes for division and portfolio inception dates.
(c)	Division inception on June 30, 2011.
(d)	Portfolio inception on April 30, 2011.
(e)	Portfolio inception on April 30, 2007.
(f)	Division and portfolio inception on May 1, 2003.
(g)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(h)	Returns are less than .005%.
(i)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

Russell Global Real Estate Securities Division(i)	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
(7.56%)	(0.42%)		(2.93%)		(5.47%)		(6.74%)
(23.64%)	—		—		—		—
(5.25%)	—		—		—		—
117.69%	—		—		—		—
8.09%	—		—		—		—
—	(3.94	%)(c)	(6.79	%)(c)	(9.41	%)(c)	(11.12	%)(c)
—	(7.66%)		(13.02%)		(17.81%)		(20.86%)
—	11.51	%(e)	1.73	%(e)	(8.02	%)(e)	(17.43	%)(e)
—	2.36%		0.37%		(1.77%)		(4.02%)

(7.47%)	(0.33%)		(2.83%)		(5.37%)		(6.64%)
(23.26%)	—		—		—		—
(5.16%)	—		—		—		—
119.87%	—		—		—		—
8.20%	—		—		—		—
—	(3.89	%)(c)	(6.75	%)(c)	(9.37	%)(c)	(11.08	%)(c)
—	(7.57%)		(12.94%)		(17.72%)		(20.78%)
—	12.03	%(e)	2.21	%(e)	(7.59	%)(e)	(17.05	%)(e)
—	2.46%		0.47%		(1.68%)		(3.92%)

(7.05%)	0.12%		(2.40%)		(4.73%)		(6.22%)
(21.51%)	—		—		—		—
(4.73%)	—		—		—		—
131.34%	—		—		—		—
8.75%	—		—		—		—
—	(3.67	%)(c)	(6.53	%)(c)	(9.16	%)(c)	(10.88	%)(c)
—	(7.16%)		(12.55%)		(17.36%)		(20.43%)
—	14.40	%(e)	4.38	%(e)	(5.42	%)(e)	(15.29	%)(e)
—	2.92%		0.92%		(1.19%)		(3.49%)

Performance Summary (unaudited), continued    as of December 31, 2011

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2011)	Growth Stock Division	Focused Appreciation Division		Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division	Large Company Value Division		Domestic Equity Division
1 year	(1.30%)	(6.10%)		(1.21%)	(2.29%)		1.95%	1.49%		0.91%
5 years	1.57%	11.30%		(3.57%)	—		(1.57%)	—		(13.69%)
Annualized	0.31%	2.16%		(0.72%)	—		(0.32%)	—		(2.90%)
10 years	20.41%	—		12.35%	—		32.05%	—		34.45%
Annualized	1.87%	—		1.17%	—		2.82%	—		3.00%
Since division inception in Variable Life Account II	—	9.54%		—	(5.56	%)(b)	—	(3.12	%)(b)	—
Annualized	—	1.87%		—	(10.72%)		—	(6.09%)		—
Since portfolio inception(a)	—	95.97	%(e)	—	(20.53	%)(d)	—	(19.78	%)(d)	—
Annualized	—	8.07%		—	(4.80%)		—	(4.61%)		—
Current Yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for division and portfolio inception dates.
(b)	Division inception on June 30, 2011.
(c)	Portfolio inception on April 30, 2011.
(d)	Portfolio inception on April 30, 2007.
(e)	Portfolio inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(g)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

x

Equity Income Division		Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division		Small Cap Growth Stock Division	Index 600 Stock Division		Small Cap Value Division
(0.92%)		(6.18%)	(1.92%)	(0.61%)		(2.78%)	0.90%		(1.36%)
(5.64%)		11.01%	16.71%	(4.77%)		(1.32%)	—		9.89%
(1.16%)		2.11%	3.14%	(0.97%)		(0.26%)	—		1.90%
—		38.13%	93.60%	—		50.93%	—		118.29%
—		3.28%	6.83%	—		4.20%	—		8.12%
(6.98%)		—	—	(6.90%)		—	(6.01	%)(b)	—
(1.46%)		—	—	(1.44%)		—	(11.57%)		—
66.77	%(e)	—	—	81.69	%(e)	—	2.80	%(d)	—
6.08%		—	—	7.13%		—	0.59%		—

Performance Summary (unaudited), continued    as of December 31, 2011

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2011)	International Growth Division	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Money Market Division	Short-Term Bond Division		Select Bond Division
1 year	(13.17%)	(10.48%)		(10.10%)	(18.66%)		0.14%	0.55%		7.16%
5 years	(24.54%)	—		(14.48%)	—		9.48%	—		37.23%
Annualized	(5.47%)	—		(3.08%)	—		1.83%	—		6.53%
10 years	60.26%	—		72.83%	—		23.41%	—		80.24%
Annualized	4.83%	—		5.62%	—		2.13%	—		6.07%
Since division inception in Variable Life Account II	—	(15.93	%)(b)	—	(18.36	%)(b)	—	(0.42	%)(b)	—
Annualized	—	(29.11%)		—	(33.13%)		—	(0.82%)		—
Since portfolio inception(a)	—	(21.16	%)(d)	—	(4.32	%)(d)	—	18.32	%(d)	—
Annualized	—	(4.96%)		—	(0.94%)		—	3.67%		—
Current Yield(f)							0.08%

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for division and portfolio inception dates.
(b)	Division inception on June 30, 2011.
(c)	Portfolio inception on April 30, 2011.
(d)	Portfolio inception on April 30, 2007.
(e)	Portfolio inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(g)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

Long-Term U.S. Government Bond Division		Inflation Protection Division		High Yield Bond Division	Multi-Sector Bond Division		Commodities Return Strategy Division		Balanced Division	Asset Allocation Division
28.92%		11.93%		4.59%	4.99%		—		2.11%	(0.08%)
—		—		40.28%	—		—		13.87%	9.70%
—		—		7.00%	—		—		2.63%	1.87%
—		—		120.63%	—		—		53.32%	53.66%
—		—		8.23%	—		—		4.37%	4.39%
25.15	%(b)	6.60	%(b)	—	1.71	%(b)	(11.02	%)(b)	—	—
56.04%		13.51%		—	3.43%		(20.68%)		—	—
72.29	%(d)	36.95	%(d)	—	36.57	%(d)	(19.30	%)(c)	—	—
12.35%		6.96%		—	6.90%		(27.25%)		—	—

Performance Summary (unaudited), continued    as of December 31, 2011

Custom Variable Universal Life, Executive Variable Universal Life & Survivorship Variable Universal Life

Total return (as of December 31, 2011)	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division
1 year	(10.85%)	(2.78%)	(3.08%)	(1.55%)	(4.20%)	(12.88%)	4.68%
5 years	11.58%	4.45%	2.73%	(1.18%)	(7.20%)	(22.14%)	37.94%
Annualized	2.22%	0.87%	0.54%	(0.24%)	(1.48%)	(4.88%)	6.64%
10 years	129.51%	81.22%	61.99%	29.90%	53.19%	52.48%	76.48%
Annualized	8.66%	6.13%	4.94%	2.65%	4.36%	4.31%	5.84%
Since division inception in Variable Life Account II	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—
Since portfolio inception(a)	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—
Current Yield(f)

All total return figures shown above reflect the deduction of portfolio expenses. Returns do not reflect premium deductions such as sales charges, premium taxes, surrender charges or cost of insurance charges. The returns shown would be lower if excluded contract charges were included and/or if underlying portfolio expense reimbursements and fee waivers were not reflected.

All policies were first offered and all divisions of the Variable Life Account II began on January 31, 2007. Performance quoted for periods prior to January 31, 2007 is based on the actual investment experience of the portfolio, adjusted for the expenses of the product.

(a)	Returns are stated as of the inception date of the portfolio, which precedes the inception date of the division. See the following footnotes for division and portfolio inception dates.
(b)	Division inception on June 30, 2011.
(c)	Portfolio inception on April 30, 2011.
(d)	Portfolio inception on April 30, 2007.
(e)	Portfolio inception on May 1, 2003.
(f)	For the seven-day period ended December 31, 2011, the Money Market Portfolio’s yield was 0.08% and was equivalent to a compound effective yield of 0.08%. The seven-day yield does not include deductions that are included in the separate account. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation. Effective December 31, 2008, the management fee of 0.30% for the Money Market Portfolio has been voluntarily waived. The performance shown for this division would have been lower without the fee waiver. This fee waiver is voluntary and may be revised or terminated at any time.
(g)	Effective May 1, 2011, the Russell Real Estate Securities Division was renamed the Russell Global Real Estate Securities Division.

Russell Global Real Estate Securities Division(g)	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
(7.05%)	0.12%		(2.40%)		(4.73%)		(6.22%)
(21.51%)	—		—		—		—
(4.73%)	—		—		—		—
131.34%	—		—		—		—
8.75%	—		—		—		—
—	(3.67	%)(b)	(6.53	%)(b)	(9.16	%)(b)	(10.88	%)(b)
—	(7.16%)		(12.55%)		(17.36%)		(20.43%)
—	14.40	%(d)	4.38	%(d)	(5.42	%)(d)	(15.29	%)(d)
—	2.92%		0.92%		(1.19%)		(3.49%)

Annual Report December 31, 2011

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2011

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$269,297	$85,946	$182,620	$3,111	$713,748	$2,594
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	8	—	—	2	52	—

Total Assets	269,305	85,946	182,620	3,113	713,800	2,594

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	8	15	—	—	1

Total Liabilities	—	8	15	—	—	1

Total Net Assets	$269,305	$85,938	$182,605	$3,113	$713,800	$2,593

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$24,041	$5,774	$20,345	$48	$102,537	$58
Northwestern Mutual Equity	579	116	526	2	2,100	1
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	222,978	69,236	144,810	2,914	538,887	2,429
Northwestern Mutual Equity	10,408	3,750	6,799	100	25,243	105
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	5,640	3,730	5,577	49	13,092	—
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	5,659	3,332	4,548	—	31,941	—

Total Net Assets	$269,305	$85,938	$182,605	$3,113	$713,800	$2,593

(1) Investments, at cost	$246,001	$84,707	$171,841	$3,000	$738,099	$2,414
Mutual Fund Shares Held	128,912	49,225	150,552	4,110	280,893	3,534
(2) Accumulation Unit Value	$2.392591	$1.877354	$1.939589	$0.942304	$2.641136	$0.966635
Units Outstanding	97,546	38,877	78,166	3,198	213,597	2,622
(3) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031	$8.021755
Units Outstanding	173	190	213	6	219	—
(4) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031	$8.021755
Units Outstanding	174	170	174	—	535	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2011

(in thousands, except accumulation unit values)

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$131,134	$76,889	$358,482	$195,643	$37,336	$183,642
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	15	—	—	—

Total Assets	131,134	76,889	358,497	195,643	37,336	183,642

Liabilities:
Due to Northwestern Mutual Life Insurance Company	4	36	—	8	2	18

Total Liabilities	4	36	—	8	2	18

Total Net Assets	$131,130	$76,853	$358,497	$195,635	$37,334	$183,624

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$11,692	$6,241	$50,270	$9,679	$2,268	$8,281
Northwestern Mutual Equity	272	125	1,194	175	48	171
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	103,990	61,374	284,836	166,282	30,112	157,250
Northwestern Mutual Equity	5,785	3,002	12,794	7,789	1,652	8,111
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	4,275	2,676	3,255	5,327	2,088	3,145
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	5,116	3,435	6,148	6,383	1,166	6,666

Total Net Assets	$131,130	$76,853	$358,497	$195,635	$37,334	$183,624

(1) Investments, at cost	$151,268	$81,977	$352,989	$190,321	$41,107	$197,749
Mutual Fund Shares Held	150,211	66,113	122,894	146,111	32,954	106,831
(2) Accumulation Unit Value	$1.246743	$1.597678	$2.452507	$2.257202	$1.740555	$2.233915
Units Outstanding	88,050	40,293	121,359	77,120	18,251	74,023
(3) Accumulation Unit Value	$13.151218	$16.677245	$67.344023	$25.435391	$18.168731	$28.847575
Units Outstanding	325	161	48	209	115	109
(4) Accumulation Unit Value	$13.151218	$16.677245	$67.344023	$25.435391	$18.168731	$28.847575
Units Outstanding	389	206	91	251	64	231

The Accompanying Notes are an Integral Part of the Financial Statements.

2

Statements of Assets and Liabilities

Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

$1,718	$135,035	$76,111	$3,688	$438,537	$7,493	$166,968	$3,690
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

1	—	29	—	223	5	—	—

1,719	135,035	76,140	3,688	438,760	7,498	166,968	3,690

—	55	—	—	—	—	60	9

—	55	—	—	—	—	60	9

$1,719	$134,980	$76,140	$3,688	$438,760	$7,498	$166,908	$3,681

$114	$10,297	$3,727	$156	$52,022	$266	$13,517	$473
2	198	82	4	1,273	7	273	8

1,205	109,720	62,501	2,794	342,299	6,179	124,105	3,012
62	5,830	3,511	126	16,632	267	7,897	121

316	3,612	3,203	580	14,149	698	16,632	14

20	5,323	3,116	28	12,385	81	4,484	53

$1,719	$134,980	$76,140	$3,688	$438,760	$7,498	$166,908	$3,681

$1,672	$126,555	$102,115	$3,858	$471,157	$7,987	$166,968	$3,746
1,882	81,790	73,325	5,115	289,272	8,401	166,968	3,624
$0.937768	$2.105813	$1.376437	$0.838851	$2.433405	$0.814525	$1.554696	$0.993622
1,351	54,874	47,958	3,481	147,503	7,914	84,906	3,153
$10.280016	$22.212770	$14.519220	$7.884380	$3.682261	$9.567929	$41,437528	$11.832025
31	163	221	74	3,843	73	401	1
$10.280016	$22.212770	$14.519220	$7.884380	$3.682261	$9.567929	$41,437528	$11.832025
2	240	215	4	3,363	8	108	5

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

3

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2011

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi- Sector Bond Division	Commodities Return Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$251,474	$6,779	$4,808	$94,738	$4,842	$5,100
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	7	—	8	—

Total Assets	251,474	6,779	4,815	94,738	4,850	5,100

Liabilities:
Due to Northwestern Mutual Life Insurance Company	56	3	—	10	—	—

Total Liabilities	56	3	—	10	—	—

Total Net Assets	$251,418	$6,776	$4,815	$94,728	$4,850	$5,100

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$24,079	$2,044	$422	$7,064	$503	$207
Northwestern Mutual Equity	430	16	6	136	7	5
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	183,230	4,216	3,679	76,774	4,029	4,084
Northwestern Mutual Equity	8,850	178	149	3,407	171	200
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	24,192	67	550	3,965	82	540
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,637	255	9	3,382	58	64

Total Net Assets	$251,418	$6,776	$4,815	$94,728	$4,850	$5,100

(1) Investments, at cost	$237,671	$7,308	$4,747	$90,549	$5,064	$5,486
Mutual Fund Shares Held	192,553	5,988	4,085	134,765	4,823	6,320
(2) Accumulation Unit Value	$2.497424	$1.248644	$1.063572	$2.772582	$1.014872	$8.877726
Units Outstanding	76,912	3,518	3,600	28,920	4,140	482
(3) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358	$8.070260
Units Outstanding	124	4	40	110	6	67
(4) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358	$8.070260
Units Outstanding	55	15	1	94	4	8

The Accompanying Notes are an Integral Part of the Financial Statements.

4

Statements of Assets and Liabilities

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division

$318,798	$39,571	$—	$—	$—	$—	$—	$—
—	—	120,922	6,529	—	—	—	—
—	—	—	—	688	—	—	—
—	—	—	—		157,940	77,900	107,032
27	6	12	1	—	—	—	18

318,825	39,577	120,934	6,530	688	157,940	77,900	107,050

—	—	—	—	—	17	15	—

—	—	—	—	—	17	15	—

$318,825	$39,577	$120,934	$6,530	$688	$157,923	$77,885	$107,050

$141,410	$4,970	$10,517	$241	$16	$6,569	$4,323	$6,328
1,947	95	211	4	1	140	84	156

152,488	30,271	94,749	5,168	507	124,766	63,949	83,369
7,014	1,469	5,371	217	32	6,881	3,511	4,441

10,003	1,200	5,649	781	61	12,142	3,262	7,482

5,963	1,572	4,437	119	71	7,425	2,756	5,274

$318,825	$39,577	$120,934	$6,530	$688	$157,923	$77,885	$107,050

$353,046	$40,710	$124,618	$6,534	$672	$144,481	$86,174	$138,665
229,351	38,718	4,231	288	48	11,929	6,857	12,232
$2.600265	$1.426114	$2.486413	$0.923581	$0.910063	$0.956587	$1.460862	$1.186647
61,342	22,256	40,267	5,831	593	137,623	46,179	73,998
$140.096515	$15.042893	$25.953961	$9.866342	$9.655117	$10.521100	$16.479338	$12.750860
71	80	218	79	6	1,154	198	587
$140.096515	$15.042893	$25.953961	$9.866342	$9.655117	$10.521100	$16.479338	$12.750860
43	105	171	12	7	706	167	414

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

5

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2011

(in thousands, except accumulation unit values)

	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$—	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	97,112	124,859	332	4,084	3,033	1,454
Due from Northwestern Mutual Life Insurance Company	—	2	—	—	1	—

Total Assets	97,112	124,861	332	4,084	3,034	1,454

Liabilities:
Due to Northwestern Mutual Life Insurance Company	192	—	—	2	—	1

Total Liabilities	192	—	—	2	—	1

Total Net Assets	$96,920	$124,861	$332	$4,082	$3,034	$1,453

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$6,949	$7,317	$—	$866	$1,257	$439
Northwestern Mutual Equity	177	148	—	16	27	8
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	63,122	102,133	287	2,959	1,655	958
Northwestern Mutual Equity	3,149	5,504	18	102	95	48
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	18,814	5,068	27	38	—	—
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	4,709	4,691	—	101	—	—

Total Net Assets	$96,920	$124,861	$332	$4,082	$3,034	$1,453

(1) Investments, at cost	$94,404	$147,192	$336	$4,072	$3,095	$1,468
Mutual Fund Shares Held	9,275	9,870	35	472	379	201
(2) Accumulation Unit Value	$1.962151	$2.798128	$0.961095	$0.932549	$0.906329	$0.889198
Units Outstanding	33,775	38,468	318	3,282	1,932	1,131
(3) Accumulation Unit Value	$20.671320	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	910	172	2	4	—	—
(4) Accumulation Unit Value	$20.671320	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	228	159	—	10	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

6

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2011

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$2,234	$169	$2,170	$25	$12,207
Expenses:
Mortality and expense risk charges	1,222	386	808	5	3,088
Taxes	13	3	11	—	53

Net investment income (loss)	999	(220)	1,351	20	9,066

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,424	824	(1,127)	(20)	(4,287)
Realized gain distributions	—	—	—	—	16,329

Realized gains (losses)	1,424	824	(1,127)	(20)	12,042

Change in unrealized appreciation/ depreciation of investments during the period	(6,980)	(6,641)	(3,230)	111	(9,438)

Net increase (decrease) in net assets resulting from operations	$(4,557)	$(6,037)	$(3,006)	$111	$11,670

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$43	$2,840	$1,146	$912	$1,821
Expenses:
Mortality and expense risk charges	4	560	317	1,726	882
Taxes	—	6	3	28	5

Net investment income (loss)	39	2,274	826	(842)	934

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5)	(2,543)	(1,190)	(3,274)	4,550
Realized gain distributions	—	—	—	—	11,662

Realized gains (losses)	(5)	(2,543)	(1,190)	(3,274)	16,212

Change in unrealized appreciation/ depreciation of investments during the period	180	886	(675)	(21,248)	(21,657)

Net increase (decrease) in net assets resulting from operations	$214	$617	$(1,039)	$(25,364)	$(4,511)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

7

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2011

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division
Income:
Dividend income	$678	$703	$11	$857
Expenses:
Mortality and expense risk charges	158	844	2	595
Taxes	1	5	—	5

Net investment income (loss)	519	(146)	9	257

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,096)	(591)	(21)	2,993
Realized gain distributions	—	—	48	—

Realized gains (losses)	(1,096)	(591)	27	2,993

Change in unrealized appreciation/ depreciation of investments during the period	238	(5,368)	46	(5,814)

Net increase (decrease) in net assets resulting from operations	$(339)	$(6,105)	$82	$(2,564)

	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$121	$—	$6,639	$233
Expenses:
Mortality and expense risk charges	5	4	397	5
Taxes	—	—	4	—

Net investment income (loss)	116	(4)	6,238	228

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	37	11	268	(6)
Realized gain distributions	667	8	—	61

Realized gains (losses)	704	19	268	55

Change in unrealized appreciation/ depreciation of investments during the period	(529)	61	(2,712)	(222)

Net increase (decrease) in net assets resulting from operations	$291	$76	$3,794	$61

The Accompanying Notes are an Integral Part of the Financial Statements.

8

Statements of Operations

International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division	Select Bond Division

$1,038	$43	$10,449	$56	$226	$48	$8,127

367	3	2,103	8	660	4	955
3	—	30	—	7	—	12

668	40	8,316	48	(441)	44	7,160

(2,274)	(33)	(226)	(32)	—	(1)	1,096
—	—	—	—	—	2	4,881

(2,274)	(33)	(226)	(32)	—	1	5,977

(11,026)	(170)	(59,757)	(493)	—	(56)	2,859

$(12,632)	$(163)	$(51,667)	$(477)	$(441)	$(11)	$15,996

Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi- Style Equity Division

$—	$8,919	$991	$30	$50	$2	$1,630

6	1,451	172	561	6	1	653
—	73	3	6	—	—	4

(6)	7,395	816	(537)	44	1	973

(17)	(4,806)	(388)	397	3	(5)	3,439
—	—	—	233	—	—	—

(17)	(4,806)	(388)	630	3	(5)	3,439

(386)	2,597	(668)	(15,640)	(5)	16	(7,328)

$(409)	$5,186	$(240)	$(15,547)	$42	$12	$(2,916)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

9

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2011

(in thousands)

	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division
Income:
Dividend income	$414	$2,083	$3,117	$3,096
Expenses:
Mortality and expense risk charges	345	490	330	565
Taxes	2	4	4	4

Net investment income (loss)	67	1,589	2,783	2,527

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(767)	(1,013)	797	(846)
Realized gain distributions	—	—	1,678	—

Realized gains (losses)	(767)	(1,013)	2,475	(846)

Change in unrealized appreciation/ depreciation of investments during the period	(2,959)	(17,209)	(1,098)	(11,857)

Net increase (decrease) in net assets resulting from operations	$(3,659)	$(16,633)	$4,160	$(10,176)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Income:
Dividend income	$4	$44	$33	$14
Expenses:
Mortality and expense risk charges	—	5	4	2
Taxes	—	—	—	—

Net investment income (loss)	4	39	29	12

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	(18)	(34)	(10)
Realized gain distributions	—	—	—	—

Realized gains (losses)	(6)	(18)	(34)	(10)

Change in unrealized appreciation/ depreciation of investments during the period	(4)	12	(62)	(14)

Net increase (decrease) in net assets resulting from operations	$(6)	$33	$(67)	$(12)

The Accompanying Notes are an Integral Part of the Financial Statements.

10

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$999	$1,023	$(220)	$(375)
Net realized gains (losses)	1,424	(2,545)	824	263
Net change in unrealized appreciation/depreciation	(6,980)	31,797	(6,641)	7,977

Net increase (decrease) in net assets resulting from operations	(4,557)	30,275	(6,037)	7,865

Policy Transactions:
Policyowners’ net payments	21,162	23,120	7,535	8,658
Policy loans, surrenders and death benefits	(23,482)	(25,375)	(6,377)	(8,371)
Mortality and other (net)	(7,489)	(7,279)	(2,392)	(2,520)
Transfers from other divisions	52,311	34,677	14,189	19,667
Transfers to other divisions	(57,341)	(41,784)	(18,843)	(15,264)

Net increase (decrease) in net assets resulting from policy transactions	(14,839)	(16,641)	(5,888)	2,170

Net increase (decrease) in net assets	(19,396)	13,634	(11,925)	10,035

Net Assets:
Beginning of period	288,701	275,067	97,863	87,828

End of period	$269,305	$288,701	$85,938	$97,863

Units issued during the period	15,047	16,675	8,098	11,635
Units redeemed during the period	(19,141)	(21,336)	(10,082)	(11,029)

Net units issued (redeemed) during period	(4,094)	(4,661)	(1,984)	606

	Large Cap Core Stock Division		Large Cap Blend Division	Index 500 Stock Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$1,351	$1,334	$20	$9,066	$10,422
Net realized gains (losses)	(1,127)	(4,215)	(20)	12,042	(4,874)
Net change in unrealized appreciation/depreciation	(3,230)	24,055	111	(9,438)	87,360

Net increase (decrease) in net assets resulting from operations	(3,006)	21,174	111	11,670	92,908

Policy Transactions:
Policyowners’ net payments	14,918	16,425	13	52,024	57,023
Policy loans, surrenders and death benefits	(14,770)	(17,828)	(53)	(56,552)	(58,092)
Mortality and other (net)	(5,030)	(4,893)	(10)	(18,584)	(18,730)
Transfers from other divisions	10,296	17,200	3,300	98,356	78,450
Transfers to other divisions	(12,799)	(17,037)	(248)	(104,005)	(75,786)

Net increase (decrease) in net assets resulting from policy transactions	(7,385)	(6,133)	3,002	(28,761)	(17,135)

Net increase (decrease) in net assets	(10,391)	15,041	3,113	(17,091)	75,773

Net Assets:
Beginning of period	192,996	177,955	—	730,891	655,118

End of period	$182,605	$192,996	$3,113	$713,800	$730,891

Units issued during the period	11,623	13,698	3,387	30,791	35,185
Units redeemed during the period	(13,974)	(16,697)	(183)	(36,979)	(42,103)

Net units issued (redeemed) during period	(2,351)	(2,999)	3,204	(6,188)	(6,918)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

11

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Large Company Value Division	Domestic Equity Division		Equity Income Division
	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$39	$2,274	$2,257	$826	$830
Net realized gains (losses)	(5)	(2,543)	(2,430)	(1,190)	(1,589)
Net change in unrealized appreciation/depreciation	180	886	16,855	(675)	10,104

Net increase (decrease) in net assets resulting from operations	214	617	16,682	(1,039)	9,345

Policy Transactions:
Policyowners’ net payments	12	11,271	12,739	5,408	5,885
Policy loans, surrenders and death benefits	(4)	(9,263)	(11,192)	(5,061)	(5,900)
Mortality and other (net)	(10)	(3,477)	(3,368)	(1,885)	(1,790)
Transfers from other divisions	2,606	15,874	12,165	21,711	13,421
Transfers to other divisions	(225)	(18,524)	(12,333)	(16,121)	(8,693)

Net increase (decrease) in net assets resulting from policy transactions	2,379	(4,119)	(1,989)	4,052	2,923

Net increase (decrease) in net assets	2,593	(3,502)	14,693	3,013	12,268

Net Assets:
Beginning of period	—	134,632	119,939	73,840	61,572

End of period	$2,593	$131,130	$134,632	$76,853	$73,840

Units issued during the period	2,728	17,257	18,344	11,385	10,630
Units redeemed during the period	(106)	(18,848)	(18,787)	(9,705)	(8,664)

Net units issued (redeemed) during period	2,622	(1,591)	(443)	1,680	1,966

	Index 600 Stock Division	Small Cap Value Division		International Growth Division
	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$9	$257	$834	$668	$425
Net realized gains (losses)	27	2,993	2,044	(2,274)	(2,650)
Net change in unrealized appreciation/depreciation	46	(5,814)	22,606	(11,026)	15,011

Net increase (decrease) in net assets resulting from operations	82	(2,564)	25,484	(12,632)	12,786

Policy Transactions:
Policyowners’ net payments	35	10,251	11,182	8,100	8,726
Policy loans, surrenders and death benefits	(30)	(11,020)	(11,199)	(8,991)	(8,176)
Mortality and other (net)	(14)	(3,602)	(3,644)	(2,216)	(2,311)
Transfers from other divisions	2,184	27,569	19,361	55,545	42,439
Transfers to other divisions	(538)	(29,663)	(19,225)	(58,640)	(35,251)

Net increase (decrease) in net assets resulting from policy transactions	1,637	(6,465)	(3,525)	(6,202)	5,427

Net increase (decrease) in net assets	1,719	(9,029)	21,959	(18,834)	18,213

Net Assets:
Beginning of period	—	144,009	122,050	94,974	76,761

End of period	$1,719	$134,980	$144,009	$76,140	$94,974

Units issued during the period	1,613	10,510	11,528	13,075	15,822
Units redeemed during the period	(229)	(12,882)	(12,778)	(14,443)	(13,844)

Net units issued (redeemed) during period	1,384	(2,372)	(1,250)	(1,368)	1,978

The Accompanying Notes are an Integral Part of the Financial Statements.

12

Statements of Changes in Net Assets

Mid Cap Growth Stock Division		Index 400 Stock Division		Mid Cap Value Division		Small Cap Growth Stock Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$(842)	$(630)	$934	$1,232	$519	$345	$(146)	$550
(3,274)	(9,482)	16,212	731	(1,096)	(2,078)	(591)	(3,440)
(21,248)	87,530	(21,657)	41,347	238	8,178	(5,368)	43,682

(25,364)	77,418	(4,511)	43,310	(339)	6,445	(6,105)	40,792

26,627	28,654	13,583	14,339	3,025	3,548	14,969	16,158
(30,326)	(33,072)	(16,422)	(17,053)	(4,695)	(3,608)	(17,477)	(17,623)
(9,977)	(10,140)	(4,919)	(4,990)	(1,037)	(1,052)	(4,963)	(4,903)
12,173	13,707	25,722	13,812	35,955	22,432	37,633	27,102
(18,710)	(21,347)	(26,339)	(18,442)	(35,414)	(19,751)	(41,545)	(26,756)

(20,213)	(22,198)	(8,375)	(12,334)	(2,166)	1,569	(11,383)	(6,022)

(45,577)	55,220	(12,886)	30,976	(2,505)	8,014	(17,488)	34,770

404,074	348,854	208,521	177,545	39,839	31,825	201,112	166,342

$358,497	$404,074	$195,635	$208,521	$37,334	$39,839	$183,624	$201,112

14,362	17,240	12,107	13,194	5,869	6,141	12,966	14,559
(20,678)	(24,850)	(15,191)	(17,376)	(6,457)	(5,802)	(16,931)	(17,602)

(6,316)	(7,610)	(3,084)	(4,182)	(588)	339	(3,965)	(3,043)

Research International Core Division	International Equity Division		Emerging Markets Equity Division	Money Market Division		Short-Term Bond Division
Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011

$40	$8,316	$11,981	$48	$(441)	$(192)	$44
(33)	(226)	(104)	(32)	—	12	1
(170)	(59,757)	21,731	(493)	—	—	(56)

(163)	(51,667)	33,608	(477)	(441)	(180)	(11)

(27)	35,844	38,680	16	87,004	95,869	(92)
(68)	(37,992)	(43,462)	(98)	(46,782)	(63,659)	(60)
(17)	(11,663)	(13,032)	(38)	(6,659)	(7,410)	(21)
4,491	105,190	70,724	8,736	155,964	126,490	4,315
(528)	(109,675)	(67,040)	(641)	(191,294)	(170,742)	(450)

3,851	(18,296)	(14,130)	7,975	(1,767)	(19,452)	3,692

3,688	(69,963)	19,478	7,498	(2,208)	(19,632)	3,681

—	508,723	489,245	—	169,116	188,748	—

$3,688	$438,760	$508,723	$7,498	$166,908	$169,116	$3,681

4,002	43,234	38,456	8,626	101,014	112,514	3,774
(443)	(48,456)	(43,028)	(631)	(102,533)	(121,911)	(615)

3,559	(5,222)	(4,572)	7,995	(1,519)	(9,397)	3,159

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

13

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division	Inflation Protection Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$7,160	$7,911	$116	$(4)
Net realized gains (losses)	5,977	1,784	704	19
Net change in unrealized appreciation/depreciation	2,859	4,063	(529)	61

Net increase (decrease) in net assets resulting from operations	15,996	13,758	291	76

Policy Transactions:
Policyowners’ net payments	15,162	17,938	142	66
Policy loans, surrenders and death benefits	(21,106)	(28,609)	(49)	(196)
Mortality and other (net)	(5,987)	(6,029)	(31)	(26)
Transfers from other divisions	79,175	60,450	7,135	5,479
Transfers to other divisions	(70,627)	(42,155)	(712)	(584)

Net increase (decrease) in net assets resulting from policy transactions	(3,383)	1,595	6,485	4,739

Net increase (decrease) in net assets	12,613	15,353	6,776	4,815

Net Assets:
Beginning of period	238,805	223,452	—	—

End of period	$251,418	$238,805	$6,776	$4,815

Units issued during the period	17,708	21,882	3,822	4,139
Units redeemed during the period	(18,781)	(21,931)	(285)	(498)

Net units issued (redeemed) during period	(1,073)	(49)	3,537	3,641

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$(537)	$(350)	$44	$1
Net realized gains (losses)	630	(771)	3	(5)
Net change in unrealized appreciation/depreciation	(15,640)	31,307	(5)	16

Net increase (decrease) in net assets resulting from operations	(15,547)	30,186	42	12

Policy Transactions:
Policyowners’ net payments	10,060	10,250	(21)	(20)
Policy loans, surrenders and death benefits	(11,123)	(10,880)	(30)	(26)
Mortality and other (net)	(3,408)	(3,658)	(23)	(6)
Transfers from other divisions	49,251	36,589	7,127	790
Transfers to other divisions	(48,965)	(27,176)	(565)	(62)

Net increase (decrease) in net assets resulting from policy transactions	(4,185)	5,125	6,488	676

Net increase (decrease) in net assets	(19,732)	35,311	6,530	688

Net Assets:
Beginning of period	140,666	105,355	—	—

End of period	$120,934	$140,666	$6,530	$688

Units issued during the period	9,506	10,845	6,326	701
Units redeemed during the period	(10,284)	(9,673)	(404)	(95)

Net units issued (redeemed) during period	(778)	1,172	5,922	606

The Accompanying Notes are an Integral Part of the Financial Statements.

14

Statements of Changes in Net Assets

High Yield Bond Division		Multi-Sector Bond Division	Commodities Return Strategy Division	Balanced Division		Asset Allocation Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$6,238	$5,913	$228	$(6)	$7,395	$5,005	$816	$948
268	965	55	(17)	(4,806)	(8,343)	(388)	(552)
(2,712)	4,752	(222)	(386)	2,597	36,783	(668)	4,214

3,794	11,630	61	(409)	5,186	33,445	(240)	4,610

5,718	5,907	(23)	71	19,521	21,634	2,910	2,842
(7,736)	(9,199)	(157)	(134)	(22,410)	(22,250)	(2,372)	(4,027)
(2,327)	(2,538)	(30)	(59)	(8,560)	(8,557)	(1,121)	(1,123)
17,350	15,844	5,418	6,229	28,307	13,278	3,498	3,993
(14,452)	(13,535)	(419)	(598)	(26,468)	(13,315)	(3,958)	(2,780)

(1,447)	(3,521)	4,789	5,509	(9,610)	(9,210)	(1,043)	(1,095)

2,347	8,109	4,850	5,100	(4,424)	24,235	(1,283)	3,515

92,381	84,272	—	—	323,249	299,014	40,860	37,345

$94,728	$92,381	$4,850	$5,100	$318,825	$323,249	$39,577	$40,860

6,259	6,977	4,785	671	9,337	10,022	4,296	5,079
(6,610)	(7,946)	(635)	(114)	(11,076)	(12,085)	(4,720)	(5,733)

(351)	(969)	4,150	557	(1,739)	(2,063)	(424)	(654)

Russell Multi-Style Equity Division		Russell Aggressive Equity Division		Russell Non-U.S. Division		Russell Core Bond Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$973	$825	$67	$37	$1,589	$636	$2,783	$3,314
3,439	(13)	(767)	(2,233)	(1,013)	(516)	2,475	2,941
(7,328)	22,970	(2,959)	18,893	(17,209)	12,472	(1,098)	2,261

(2,916)	23,782	(3,659)	16,697	(16,633)	12,592	4,160	8,516

12,264	13,002	6,612	6,862	9,406	10,391	3,858	5,744
(16,304)	(13,998)	(7,090)	(6,989)	(11,850)	(10,726)	(11,170)	(9,825)
(4,095)	(4,447)	(2,096)	(2,134)	(2,905)	(3,289)	(2,336)	(2,329)
14,425	22,938	8,913	9,527	14,220	19,087	36,957	46,009
(18,959)	(29,231)	(10,048)	(9,845)	(17,049)	(20,573)	(32,698)	(36,378)

(12,669)	(11,736)	(3,709)	(2,579)	(8,178)	(5,110)	(5,389)	3,221

(15,585)	12,046	(7,368)	14,118	(24,811)	7,482	(1,229)	11,737

173,508	161,462	85,253	71,135	131,861	124,379	98,149	86,412

$157,923	$173,508	$77,885	$85,253	$107,050	$131,861	$96,920	$98,149

21,757	28,038	8,306	10,147	13,814	16,644	10,383	13,823
(28,058)	(37,957)	(9,853)	(11,139)	(16,807)	(19,400)	(10,082)	(12,275)

(6,301)	(9,919)	(1,547)	(992)	(2,993)	(2,756)	301	1,548

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

15

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$2,527	$2,302	$4	$39	$29	$12
Net realized gains (losses)	(846)	(1,911)	(6)	(18)	(34)	(10)
Net change in unrealized appreciation/depreciation	(11,857)	25,100	(4)	12	(62)	(14)

Net increase (decrease) in net assets resulting from operations	(10,176)	25,491	(6)	33	(67)	(12)

Policy Transactions:
Policyowners’ net payments	10,408	10,990	22	(28)	(400)	30
Policy loans, surrenders and death benefits	(11,413)	(12,273)	(1)	(186)	(85)	92
Mortality and other (net)	(3,374)	(3,591)	(6)	(30)	(36)	(29)
Transfers from other divisions	29,977	31,929	432	4,348	3,676	1,431
Transfers to other divisions	(30,271)	(26,714)	(109)	(55)	(54)	(59)

Net increase (decrease) in net assets resulting from policy transactions	(4,673)	341	338	4,049	3,101	1,465

Net increase (decrease) in net assets	(14,849)	25,832	332	4,082	3,034	1,453

Net Assets:
Beginning of period	139,710	113,878	—	—	—	—

End of period	$124,861	$139,710	$332	$4,082	$3,034	$1,453

Units issued during the period	7,879	9,674	440	3,685	2,341	1,145
Units redeemed during the period	(8,777)	(9,091)	(120)	(389)	(409)	(14)

Net units issued (redeemed) during period	(898)	583	320	3,296	1,932	1,131

The Accompanying Notes are an Integral Part of the Financial Statements.

16

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account

December 31, 2011

1. Organization — Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective May 1, 2011, the Russell Real Estate Securities Division of the Account was renamed the Russell Global Real Estate Securities Division.

Effective June 30, 2011 the following sixteen Divisions commenced operations in the Account: Large Cap Blend, Large Company Value, Index 600 Stock, Research International Core, Emerging Markets, Short-Term Bond, Long-Term U.S. Government Bond, Inflation Protection, Multi-Sector Bond, Commodities Return Strategy, Fidelity VIP Contrafund, Neuberger Berman AMT Socially Responsive, Russell LifePoints Moderate Strategy, Russell LifePoints Balanced Strategy, Russell LifePoints Growth Strategy, and Russell LifePoints Equity Growth Strategy.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2011, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments — For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3. Purchases and Sales of Investments — Purchases and sales of the Funds’ shares for the year ended December 31, 2011 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$14,055	$27,889
Focused Appreciation	2,000	8,107
Large Cap Core Stock	11,000	17,035
Large Cap Blend	3,083	63
Index 500 Stock	61,678	65,097
Large Company Value	2,423	4
Domestic Equity	9,541	11,288
Equity Income	11,337	6,438
Mid Cap Growth Stock	14,270	35,385
Index 400 Stock	23,450	19,250
Mid Cap Value	3,730	5,375

Notes to Financial Statements

17

Notes to Financial Statements

Division	Purchases	Sales
Small Cap Growth Stock	$8,676	$20,192
Index 600 Stock	1,729	36
Small Cap Value	7,138	13,347
International Growth	4,969	10,508
Research International Core	3,998	107
International Equity	34,625	44,751
Emerging Markets Equity	8,158	139
Money Market	49,544	51,665
Short-Term Bond	3,805	58
Select Bond	33,664	24,847
Long-Term U.S. Government Bond	7,323	52
Inflation Protection	4,976	241
High Yield Bond	13,905	9,098
Multi-Sector Bond	5,248	178
Commodities Return Strategy	5,662	159
Balanced	24,159	26,449
Asset Allocation	2,724	2,963
Fidelity VIP Mid Cap	8,812	13,297
Fidelity VIP Contrafund	6,599	68
Neuberger Berman AMT Socially Responsive	718	40
Russell Multi-Style Equity	7,161	18,757
Russell Aggressive Equity	4,668	8,308
Russell Non-U.S.	7,536	14,132
Russell Core Bond	12,511	13,185
Russell Global Real Estate Securities	11,331	13,454
Russell LifePoints Moderate Strategy	343	1
Russell LifePoints Balanced Strategy	4,327	237
Russell LifePoints Growth Strategy	3,222	93
Russell LifePoints Equity Growth Strategy	1,479	1

4. Expenses and Related Party Transactions — A deduction for mortality and expense risks is paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are deducted from the policy annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Growth Stock
Year Ended 12/31/11	97,893	$2.392591 to $32.569595	$269,305	0.78%	0.10% to 0.60%	(1.84%) to (1.30%)
Year Ended 12/31/10	101,987	2.434967 to 32.998214	288,701	0.82	0.10 to 0.60	11.76 to 12.37
Year Ended 12/31/09	106,648	2.176678 to 29.365924	275,067	1.16	0.10 to 0.60	36.42 to 37.17
Year Ended 12/31/08	108,071	1.594004 to 21.408736	198,816	1.06	0.10 to 0.60	(39.19) to (38.86)
Period Ended 12/31/07	109,301	2.618873 to 35.015115	338,683	0.89	0.10 to 0.60	8.60 to 9.20
Focused Appreciation
Year Ended 12/31/11	39,237	$1.877354 to $19.596705	$ 85,938	0.18%	0.10% to 0.60%	(6.61%) to (6.10%)
Year Ended 12/31/10	41,221	2.008299 to 20.869750	97,863	0.00	0.10 to 0.60	8.73 to 9.33
Year Ended 12/31/09	40,615	1.845162 to 19.088595	87,828	0.00	0.10 to 0.60	41.70 to 42.47
Year Ended 12/31/08	38,427	1.300904 to 13.397864	59,135	0.35	0.10 to 0.60	(40.34) to (40.01)
Period Ended 12/31/07	31,243	2.178331 to 22.333276	81,274	0.04	0.10 to 0.60	26.14 to 26.84

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

18

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Large Cap Core Stock
Year Ended 12/31/11	78,553	$1.939589 to $26.156583	$182,605	1.14%	0.10% to 0.60%	(1.75%) to (1.21%)
Year Ended 12/31/10	80,904	1.972165 to 26.477036	192,996	1.20	0.10 to 0.60	12.29 to 12.91
Year Ended 12/31/09	83,903	1.754516 to 23.449551	177,955	1.84	0.10 to 0.60	28.63 to 29.33
Year Ended 12/31/08	85,074	1.362693 to 18.131181	138,236	1.62	0.10 to 0.60	(39.08) to (38.74)
Period Ended 12/31/07	84,079	2.234518 to 29.597322	227,645	1.15	0.10 to 0.60	8.52 to 9.12
Large Cap Blend (3)
Period Ended 12/31/11	3,204	$0.942304 to $7.947227	$ 3,113	2.05%	0.10% to 0.60%	(5.82%) to (5.56%)
Index 500 Stock
Year Ended 12/31/11	214,351	$2.641136 to $59.726031	$713,800	1.66%	0.10% to 0.60%	1.39% to 1.95%
Year Ended 12/31/10	220,539	2.602259 to 58.583796	730,891	2.02	0.10 to 0.60	14.27 to 14.89
Year Ended 12/31/09	227,457	2.275083 to 50.989051	655,118	2.82	0.10 to 0.60	25.71 to 26.40
Year Ended 12/31/08	229,493	1.808068 to 40.340674	525,673	2.26	0.10 to 0.60	(37.29) to (36.94)
Period Ended 12/31/07	228,156	2.880226 to 63.972521	836,968	1.62	0.10 to 0.60	4.85 to 5.43
Large Company Value (3)
Period Ended 12/31/11	2,622	$0.966635 to $8.021755	$ 2,593	4.57%	0.10% to 0.60%	(3.38%) to (3.12%)
Domestic Equity
Year Ended 12/31/11	88,764	$1.246743 to $13.151218	$131,130	2.09%	0.10% to 0.60%	0.36% to 0.91%
Year Ended 12/31/10	90,355	1.241092 to 13.033112	134,632	2.28	0.10 to 0.60	13.99 to 14.62
Year Ended 12/31/09	90,798	1.087659 to 11.370681	119,939	3.49	0.10 to 0.60	28.81 to 29.52
Year Ended 12/31/08	88,942	0.843525 to 8.778981	91,308	2.91	0.10 to 0.60	(38.83) to (38.49)
Period Ended 12/31/07	86,124	1.377664 to 14.273423	145,614	1.44	0.10 to 0.60	(6.84) to (6.33)
Equity Income
Year Ended 12/31/11	40,660	$1.597678 to $16.677245	$ 76,853	1.50%	0.10% to 0.60%	(1.46%) to (0.92%)
Year Ended 12/31/10	38,980	1.619759 to 16.832155	73,840	1.70	0.10 to 0.60	14.70 to 15.33
Year Ended 12/31/09	37,014	1.410806 to 14.595160	61,572	2.93	0.10 to 0.60	23.90 to 24.58
Year Ended 12/31/08	34,561	1.137525 to 11.715261	46,210	0.03	0.10 to 0.60	(36.16) to (35.81)
Period Ended 12/31/07	30,456	1.780093 to 18.250431	64,070	2.10	0.10 to 0.60	2.69 to 3.26
Mid Cap Growth Stock
Year Ended 12/31/11	121,498	$2.452507 to $67.344023	$358,497	0.23%	0.10% to 0.60%	(6.69%) to (6.18%)
Year Ended 12/31/10	127,814	2.625759 to 71.778944	404,074	0.28	0.10 to 0.60	23.18 to 23.86
Year Ended 12/31/09	135,424	2.129518 to 57.953082	348,854	0.28	0.10 to 0.60	31.37 to 32.09 (2)
Year Ended 12/31/08	137,949	1.619377 to 43.872392	269,129	0.30	0.10 to 0.60	(40.41) to (40.08)
Period Ended 12/31/07	141,002	2.714862 to 73.219863	464,301	0.76	0.10 to 0.60	20.04 to 20.70
Index 400 Stock
Year Ended 12/31/11	77,580	$2.257202 to $25.435391	$195,635	0.86%	0.10% to 0.60%	(2.46%) to (1.92%)
Year Ended 12/31/10	80,664	2.311836 to 25.934506	208,521	1.09	0.10 to 0.60	25.60 to 26.29
Year Ended 12/31/09	84,846	1.838809 to 20.535699	177,545	1.82	0.10 to 0.60	36.25 to 37.00
Year Ended 12/31/08	87,209	1.348229 to 14.989442	134,400	1.54	0.10 to 0.60	(36.63) to (36.28)
Period Ended 12/31/07	88,681	2.125280 to 23.522236	218,656	1.23	0.10 to 0.60	7.34 to 7.93
Mid Cap Value
Year Ended 12/31/11	18,430	$1.740555 to $18.168731	$ 37,334	1.74%	0.10% to 0.60%	(1.15%) to (0.61%)
Year Ended 12/31/10	19,018	1.759035 to 18.279525	39,839	1.41	0.10 to 0.60	19.27 to 19.93
Year Ended 12/31/09	18,679	1.473346 to 15.242180	31,825	1.20	0.10 to 0.60	22.56 to 23.24
Year Ended 12/31/08	18,377	1.200893 to 12.367958	25,466	0.00	0.10 to 0.60	(35.43) to (35.07)
Period Ended 12/31/07	18,925	1.857847 to 19.047672	40,344	0.83	0.10 to 0.60	(0.71) to (0.16)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

19

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Small Cap Growth Stock
Year Ended 12/31/11	74,363	$2.233915 to $ 28.847575	$183,624	0.35%	0.10% to 0.60%	(3.31%) to (2.78%)
Year Ended 12/31/10	78,328	2.308077 to 29.671998	201,112	0.75	0.10 to 0.60	25.16 to 25.85
Year Ended 12/31/09	81,371	1.842237 to 23.577314	166,342	0.28	0.10 to 0.60	30.46 to 31.17
Year Ended 12/31/08	82,700	1.410759 to 17.974245	128,895	0.17	0.10 to 0.60	(44.18) to (43.87)
Period Ended 12/31/07	82,192	2.524707 to 32.021844	231,752	0.08	0.10 to 0.60	8.94 to 9.54
Index 600 Stock (3)
Period Ended 12/31/11	1,384	$0.937768 to $ 10.280016	$ 1,719	2.07%	0.10% to 0.60%	(6.27%) to (6.01%)
Small Cap Value
Year Ended 12/31/11	55,277	$2.105813 to $ 22.212770	$134,980	0.60%	0.10% to 0.60%	(1.90%) to (1.36%)
Year Ended 12/31/10	57,649	2.144514 to 22.519799	144,009	1.09	0.10 to 0.60	21.28 to 21.95
Year Ended 12/31/09	58,899	1.766442 to 18.466637	122,050	0.85	0.10 to 0.60	27.48 to 28.18
Year Ended 12/31/08	59,740	1.384260 to 14.406429	97,357	0.34	0.10 to 0.60	(28.53) to (28.13)
Period Ended 12/31/07	58,487	1.934849 to 20.045927	135,847	0.41	0.10 to 0.60	(1.37) to (0.83)
International Growth
Year Ended 12/31/11	48,394	$1.376437 to $ 14.519220	$ 76,140	1.13%	0.10% to 0.60%	(13.64%) to (13.17%)
Year Ended 12/31/10	49,762	1.592294 to 16.720938	94,974	0.92	0.10 to 0.60	15.79 to 16.43
Year Ended 12/31/09	47,784	1.373759 to 14.361577	76,761	0.66	0.10 to 0.60	22.49 to 23.16
Year Ended 12/31/08	46,945	1.120404 to 11.660588	61,590	1.52	0.10 to 0.60	(46.48) to (46.19)
Period Ended 12/31/07	45,016	2.091399 to 21.668250	110,759	0.81	0.10 to 0.60	12.00 to 12.62
Research International Core (3)
Period Ended 12/31/11	3,559	$0.838851 to $ 7.884380	$ 3,688	4.07%	0.10% to 0.60%	(16.16%) to (15.93%)
International Equity
Year Ended 12/31/11	154,709	$2.433405 to $ 3.682261	$438,760	2.10%	0.10% to 0.60%	(10.59%) to (10.10%)
Year Ended 12/31/10	159,931	2.718891 to 4.095847	508,723	3.01	0.10 to 0.60	7.08 to 7.67
Year Ended 12/31/09	164,503	2.536491 to 3.803991	489,245	4.66	0.10 to 0.60	32.38 to 33.11(2)
Year Ended 12/31/08	163,327	1.914107 to 2.857743	368,042	2.67	0.10 to 0.60	(44.09) to (43.78)
Period Ended 12/31/07	163,444	3.420279 to 5.083451	662,096	1.83	0.10 to 0.60	17.42 to 18.06
Emerging Markets Equity (3)
Period Ended 12/31/11	7,995	$0.814525 to $ 9.567929	$ 7,498	2.54%	0.10% to 0.60%	(18.59%) to (18.36%)
Money Market
Year Ended 12/31/11	85,415	$1.554696 to $ 41.437528	$166,908	0.14%	0.10% to 0.60%	(0.41%) to 0.14%
Year Ended 12/31/10	86,934	1.559508 to 41.380226	169,116	0.29	0.10 to 0.60	(0.25) to 0.29
Year Ended 12/31/09	96,331	1.561917 to 41.258586	188,748	0.75	0.10 to 0.60	0.21 to 0.76(2)
Year Ended 12/31/08	94,558	1.557129 to 40.947848	177,934	2.65	0.10 to 0.60	2.20 to 2.76
Period Ended 12/31/07	77,291	1.522145 to 39.847990	142,948	5.13	0.10 to 0.60	4.70 to 5.28
Short-Term Bond (3)
Period Ended 12/31/11	3,159	$0.993622 to $ 11.832025	$ 3,681	4.36%	0.10% to 0.60%	(0.69%) to (0.42%)
Select Bond
Year Ended 12/31/11	77,091	$2.497424 to $195.021673	$251,418	3.32%	0.10% to 0.60%	6.58% to 7.16%
Year Ended 12/31/10	78,164	2.341027 to 181.992325	238,805	3.75	0.10 to 0.60	6.00 to 6.59
Year Ended 12/31/09	78,213	2.206231 to 170.745431	223,452	5.05	0.10 to 0.60	8.77 to 9.37
Year Ended 12/31/08	72,690	2.026282 to 156.116892	191,100	4.60	0.10 to 0.60	2.69 to 3.26
Period Ended 12/31/07	61,706	1.971244 to 151.194364	164,709	3.96	0.10 to 0.60	5.81 to 6.39
Long-Term U.S. Government Bond (3)
Period Ended 12/31/11	3,537	$1.248644 to $ 17.228764	$ 6,776	8.82%	0.10% to 0.60%	24.80% to 25.15%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total Return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 31.27% to 31.99% for the Mid Cap Growth Stock Division, from 31.66% to 32.39% for the International Equity Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

20

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Inflation Protection (3)
Period Ended 12/31/11	3,641	$1.063572 to $ 13.694886	$ 4,815	0.03%	0.10% to 0.60%	6.30% to 6.60%
High Yield Bond
Year Ended 12/31/11	29,124	$2.772582 to $ 36.059875	$ 94,728	6.97%	0.10% to 0.60%	4.02% to 4.59%
Year Ended 12/31/10	29,475	2.662698 to 34.475967	92,381	7.13	0.10 to 0.60	13.93 to 14.56
Year Ended 12/31/09	30,444	2.334783 to 30.094875	84,272	8.96	0.10 to 0.60	44.60 to 45.39
Year Ended 12/31/08	29,285	1.613065 to 20.699102	55,203	8.18	0.10 to 0.60	(21.78) to (21.35)
Period Ended 12/31/07	29,659	2.060165 to 26.317469	72,398	6.14	0.10 to 0.60	1.82 to 2.38
Multi-Sector Bond (3)
Period Ended 12/31/11	4,150	$1.014872 to $ 13.657358	$ 4,850	16.21%	0.10% to 0.60%	1.44% to 1.71%
Commodities Return Strategy (3)
Period Ended 12/31/11	557	$8.070260 to $ 8.877726	$ 5,100	0.00%	0.10% to 0.60%	(11.27%) to (11.02%)
Balanced
Year Ended 12/31/11	61,456	$2.600265 to $140.096515	$318,825	2.75%	0.10% to 0.60%	1.55% to 2.11%
Year Ended 12/31/10	63,195	2.557927 to 137.200077	323,249	2.12	0.10 to 0.60	11.34 to 11.96
Year Ended 12/31/09	65,258	2.295052 to 122.549243	299,014	4.56	0.10 to 0.60	20.77 to 21.43
Year Ended 12/31/08	67,009	1.898456 to 100.918470	254,821	1.30	0.10 to 0.60	(23.15) to (22.72)
Period Ended 12/31/07	66,343	2.467848 to 130.596514	339,847	3.04	0.10 to 0.60	5.57 to 6.15
Asset Allocation
Year Ended 12/31/11	22,441	$1.426114 to $ 15.042893	$ 39,577	2.41%	0.10% to 0.60%	(0.62%) to (0.08%)
Year Ended 12/31/10	22,865	1.433617 to 15.054442	40,860	2.92	0.10 to 0.60	12.39 to 13.01
Year Ended 12/31/09	23,519	1.274289 to 13.321541	37,345	3.04	0.10 to 0.60	26.40 to 27.09
Year Ended 12/31/08	23,518	1.007179 to 10.482012	28,949	2.95	0.10 to 0.60	(30.51) to (30.13)
Period Ended 12/31/07	22,548	1.447923 to 15.001132	40,176	2.21	0.10 to 0.60	8.80 to 9.40
Fidelity VIP Mid Cap
Year Ended 12/31/11	40,656	$2.486413 to $ 25.953961	$120,934	0.02%	0.10% to 0.60%	(11.34%) to (10.85%)
Year Ended 12/31/10	41,434	2.801620 to 29.113348	140,666	0.13	0.10 to 0.60	27.87 to 28.57
Year Ended 12/31/09	40,262	2.188843 to 22.643898	105,355	0.47	0.10 to 0.60	38.99 to 39.75
Year Ended 12/31/08	38,253	1.573285 to 16.202990	72,239	0.24	0.10 to 0.60	(39.94) to (39.61)
Period Ended 12/31/07	35,107	2.616815 to 26.828755	111,532	0.49	0.10 to 0.60	14.71 to 15.34
Fidelity VIP Contrafund (3)
Period Ended 12/31/11	5,922	$0.923581 to $ 9.866342	$ 6,530	2.81%	0.10% to 0.60%	(7.69%) to (7.43%)
Neuberger Berman AMT Socially Responsive (3)
Period Ended 12/31/11	606	$0.910063 to $ 9.655117	$ 688	0.90%	0.10% to 0.60%	(9.04%) to (8.79%)
Russell Multi-Style Equity
Year Ended 12/31/11	139,483	$0.956587 to $ 10.521100	$157,923	0.97%	0.10% to 0.60%	(2.08%) to (1.55%)
Year Ended 12/31/10	145,784	0.975990 to 10.686543	173,508	0.91	0.10 to 0.60	15.82 to 16.46
Year Ended 12/31/09	155,703	0.841815 to 9.176223	161,462	1.34	0.10 to 0.60	30.68 to 31.40
Year Ended 12/31/08	158,057	0.643528 to 6.983334	128,007	1.44	0.10 to 0.60	(40.89) to (40.56)
Period Ended 12/31/07	155,372	1.087639 to 11.749485	205,482	0.97	0.10 to 0.60	9.76 to 10.36
Russell Aggressive Equity
Year Ended 12/31/11	46,544	$1.460862 to $ 16.479338	$ 77,885	0.49%	0.10% to 0.60%	(4.72%) to (4.20%)
Year Ended 12/31/10	48,091	1.531783 to 17.202203	85,253	0.47	0.10 to 0.60	24.20 to 24.88
Year Ended 12/31/09	49,083	1.232123 to 13.775086	71,135	0.53	0.10 to 0.60	30.68 to 31.39
Year Ended 12/31/08	49,040	0.941939 to 10.483725	54,462	0.87	0.10 to 0.60	(43.23) to (42.92)
Period Ended 12/31/07	49,732	1.657613 to 18.365962	98,737	0.37	0.10 to 0.60	2.85 to 3.42

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

21

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return Lowest to Highest (1)
Russell Non-U.S.
Year Ended 12/31/11	74,999	$1.186647 to $12.750860	$107,050	1.66%	0.10% to 0.60%	(13.36%) to (12.88%)
Year Ended 12/31/10	77,992	1.368210 to 14.635995	131,861	0.93	0.10 to 0.60	10.81 to 11.42
Year Ended 12/31/09	80,748	1.233456 to 13.135524	124,379	2.86	0.10 to 0.60	25.80 to 26.49
Year Ended 12/31/08	82,308	0.979547 to 10.384851	103,094	0.00	0.10 to 0.60	(42.73) to (42.41)
Period Ended 12/31/07	83,679	1.708615 to 18.032632	180,770	2.59	0.10 to 0.60	9.52 to 10.12
Russell Core Bond
Year Ended 12/31/11	34,913	$1.962151 to $20.671320	$ 96,920	3.19%	0.10% to 0.60%	4.11% to 4.68%
Year Ended 12/31/10	34,612	1.882787 to 19.746605	98,149	3.79	0.10 to 0.60	9.42 to 10.02
Year Ended 12/31/09	33,064	1.719005 to 17.948158	86,412	4.70	0.10 to 0.60	15.18 to 15.81
Year Ended 12/31/08	31,488	1.490991 to 15.497865	64,747	4.06	0.10 to 0.60	(4.09) to (3.57)
Period Ended 12/31/07	27,869	1.553099 to 16.070912	71,236	5.27	0.10 to 0.60	6.66 to 7.24
Russell Global Real Estate Securities (4)
Year Ended 12/31/11	38,799	$2.798128 to $29.438654	$124,861	2.25%	0.10% to 0.60%	(7.56%) to (7.05%)
Year Ended 12/31/10	39,697	3.023867 to 31.671345	139,710	2.23	0.10 to 0.60	22.25 to 22.92
Year Ended 12/31/09	39,114	2.471078 to 25.765834	113,878	4.65	0.10 to 0.60	28.24 to 28.94
Year Ended 12/31/08	37,643	1.925035 to 19.982226	85,950	1.92	0.10 to 0.60	(37.03) to (36.68)
Period Ended 12/31/07	36,447	3.054156 to 31.559603	131,195	2.29	0.10 to 0.60	(16.32) to (15.86)
Russell LifePoints Moderate Strategy (3)
Period Ended 12/31/11	320	$0.961095 to $11.440046	$ 332	3.14%	0.10% to 0.60%	(3.94%) to (3.67%)
Russell LifePoints Balanced Strategy (3)
Period Ended 12/31/11	3,296	$0.932549 to $10.437591	$ 4,082	3.47%	0.10% to 0.60%	(6.79%) to (6.53%)
Russell LifePoints Growth Strategy (3)
Period Ended 12/31/11	1,932	$0.906329 to $9.458077	$ 3,034	3.58%	0.10% to 0.60%	(9.41%) to (9.16%)
Russell LifePoints Equity Growth Strategy (3)
Period Ended 12/31/11	1,131	$0.889198 to $8.471141	$ 1,453	3.08%	0.10% to 0.60%	(11.12%) to (10.88%)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.

22

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2011, and the results of each of their operations, the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2011 with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 20, 2012

Report of Independent Registered Public Accounting Firm

23

Annual Report December 31, 2011

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II Financial Statements

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2011

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division	Large Company Value Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$1,953	$3,782	$1,456	$110	$7,036	$9
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	1	—	1

Total Assets	1,953	3,782	1,456	111	7,036	10

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

Total Net Assets	$1,953	$3,782	$1,456	$111	$7,036	$10

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,466	$2,510	$1,133	$111	$4,563	$10
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	386	1,201	273	—	2,371	—
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	101	71	50	—	102	—

Total Net Assets	$1,953	$3,782	$1,456	$111	$7,036	$10

(1) Investments, at cost	$1,806	$3,677	$1,376	$113	$6,800	$9
Mutual Fund Shares Held	935	2,166	1,200	146	2,769	13
(2) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031	$8.021755
Units Outstanding	45	128	43	14	76	1
(3) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031	$8.021755
Units Outstanding	12	61	10	—	40	—
(4) Accumulation Unit Value	$32.569595	$19.596705	$26.156583	$7.947227	$59.726031	$8.021755
Units Outstanding	3	4	2	—	2	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2011

(in thousands, except accumulation unit values)

	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$2,548	$2,540	$2,086	$3,453	$902	$2,054
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	1	—	—	—

Total Assets	2,548	2,540	2,087	3,453	902	2,054

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

Total Net Assets	$2,548	$2,540	$2,087	$3,453	$902	$2,054

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,288	$1,659	$976	$2,135	$553	$1,693
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	224	806	1,076	1,230	337	283
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	36	75	35	88	12	78

Total Net Assets	$2,548	$2,540	$2,087	$3,453	$902	$2,054

(1) Investments, at cost	$2,280	$2,470	$2,020	$3,527	$933	$1,900
Mutual Fund Shares Held	2,918	2,184	715	2,579	797	1,195
(2) Accumulation Unit Value	$13.151218	$16.677245	$67.344023	$25.435391	$18.168731	$28.847575
Units Outstanding	174	100	14	84	30	59
(3) Accumulation Unit Value	$13.151218	$16.677245	$67.344023	$25.435391	$18.168731	$28.847575
Units Outstanding	17	48	16	48	19	10
(4) Accumulation Unit Value	$13.151218	$16.677245	$67.344023	$25.435391	$18.168731	$28.847575
Units Outstanding	3	4	1	3	1	3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

$20	$2,780	$2,006	$135	$6,827	$353	$3,710	$176
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1	—	—	—	—	2	5	—

21	2,780	2,006	135	6,827	355	3,715	176

—	1	—	—	—	—	—	—

—	1	—	—	—	—	—	—

$21	$2,779	$2,006	$135	$6,827	$355	$3,715	$176

$21	$1,733	$1,752	$135	$4,720	$355	$1,790	$176

—	1,026	182	—	1,924	—	1,924	—

—	20	72	—	183	—	1	—

$21	$2,779	$2,006	$135	$6,827	$355	$3,715	$176

$21	$2,581	$2,066	$140	$7,080	$380	$3,710	$179
22	1,684	1,931	187	4,503	396	3,710	173
$10.280016	$22.212770	$14.519220	$7.884380	$3.682261	$9.567929	$41.437528	$11.832025
2	78	121	17	1,282	37	43	15
$10.280016	$22.212770	$14.519220	$7.884380	$3.682261	$9.567929	$41.437528	$11.832025
—	46	13	—	522	—	46	—
$10.280016	$22.212770	$14.519220	$7.884380	$3.682261	$9.567929	$41.437528	$11.832025
—	1	5	—	50	—	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2011

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division	Commodities Return Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$5,127	$7	$332	$2,226	$238	$318
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	1

Total Assets	5,127	7	332	2,226	238	319

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

Total Net Assets	$5,127	$7	$332	$2,226	$238	$319

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,592	$7	$233	$1,614	$238	$319
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,360	—	99	560	—	—
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	175	—	—	52	—	—

Total Net Assets	$5,127	$7	$332	$2,226	$238	$319

(1) Investments, at cost	$5,076	$7	$323	$2,293	$251	$349
Mutual Fund Shares Held	3,926	6	282	3,166	237	394
(2) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358	$8.070260
Units Outstanding	18	—	17	45	17	40
(3) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358	$8.070260
Units Outstanding	7	—	7	16	—	—
(4) Accumulation Unit Value	$195.021673	$17.228764	$13.694886	$36.059875	$13.657358	$8.070260
Units Outstanding	1	—	—	1	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division

$1,413	$344	$—	$—	$—	$—	$—	$—
—	—	2,965	76	—	—	—	—
—	—	—	—	56	—	—	—
—	—	—	—	—	1,616	1,047	1,917
—	—	5	—	—	—	—	—

1,413	344	2,970	76	56	1,616	1,047	1,917

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

$1,413	$344	$2,970	$76	$56	$1,616	$1,047	$1,917

$586	$276	$2,506	$76	$56	$1,443	$829	$1,642

770	39	359	—	—	162	204	246

57	29	105	—	—	11	14	29

$1,413	$344	$2,970	$76	$56	$1,616	$1,047	$1,917

$1,401	$328	$3,005	$74	$53	$1,491	$981	$2,025
1,017	336	104	3	4	122	92	219
$140.096515	$15.042893	$25.953961	$9.866342	$9.655117	$10.521100	$16.479338	$12.750860
4	18	97	8	6	137	50	129
$140.096515	$15.042893	$25.953961	$9.866342	$9.655117	$10.521100	$16.479338	$12.750860
5	3	14	—	—	15	12	19
$140.096515	$15.042893	$25.953961	$9.866342	$9.655117	$10.521100	$16.479338	$12.750860
—	2	4	—	—	1	1	2

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2011

(in thousands, except accumulation unit values)

	Russell Core Bond Division	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$—	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—	—
Neuberger Berman Advisers Master Trust	—	—	—	—	—	—
Russell Investment Funds	1,945	2,450	20	40	32	8
Due from Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Assets	1,945	2,450	20	40	32	8

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

Total Net Assets	$1,945	$2,450	$20	$40	$32	$8

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,282	$2,214	$20	$40	$32	$8
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	629	146	—	—	—	—
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	34	90	—	—	—	—

Total Net Assets	$1,945	$2,450	$20	$40	$32	$8

(1) Investments, at cost	$1,977	$2,238	$20	$41	$33	$8
Mutual Fund Shares Held	186	194	2	5	4	1
(2) Accumulation Unit Value	$20.671320	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	62	75	2	4	3	1
(3) Accumulation Unit Value	$20.671320	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	30	5	—	—	—	—
(4) Accumulation Unit Value	$20.671320	$29.438654	$11.440046	$10.437591	$9.458077	$8.471141
Units Outstanding	2	3	—	—	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2011

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division
Income:
Dividend income	$15	$7	$15	$1

Net investment income (loss)	15	7	15	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27	235	76	—
Realized gain distributions	—	—	—	—

Realized gains (losses)	27	235	76	—

Change in unrealized appreciation/ depreciation of investments during the period	(67)	(469)	(103)	(3)

Net increase (decrease) in net assets resulting from operations	$(25)	$(227)	$(12)	$(2)

	Index 500 Stock Division	Large Company Value Division	Domestic Equity Division	Equity Income Division
Income:
Dividend income	$120	$—	$51	$38

Net investment income (loss)	120	—	51	38

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	410	—	20	196
Realized gain distributions	160	—	—	—

Realized gains (losses)	570	—	20	196

Change in unrealized appreciation/ depreciation of investments during the period	(622)	1	(65)	(261)

Net increase (decrease) in net assets resulting from operations	$68	$1	$6	$(27)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2011

(in thousands)

	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division
Income:
Dividend income	$5	$28	$20	$7	$—	$17

Net investment income (loss)	5	28	20	7	—	17

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	251	322	64	170	—	245
Realized gain distributions	—	179	—	—	1	—

Realized gains (losses)	251	501	64	170	1	245

Change in unrealized appreciation/ depreciation of investments during the period	(393)	(566)	(126)	(242)	(1)	(317)

Net increase (decrease) in net assets resulting from operations	$(137)	$(37)	$(42)	$(65)	$—	$(55)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division	Commodities Return Strategy Division
Income:
Dividend income	$159	$—	$—	$125	$12	$—

Net investment income (loss)	159	—	—	125	12	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	80	—	1	137	(1)	(4)
Realized gain distributions	95	1	1	—	4	—

Realized gains (losses)	175	1	2	137	3	(4)

Change in unrealized appreciation/ depreciation of investments during the period	(7)	—	8	(180)	(12)	(31)

Net increase (decrease) in net assets resulting from operations	$327	$1	$10	$82	$3	$(35)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

International Growth Division	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

$23	$2	$146	$3	$4	$2

23	2	146	3	4	2

37	(5)	10	(11)	—	—
—	—	—	—	—	—

37	(5)	10	(11)	—	—

(333)	(5)	(895)	(27)	—	(3)

$(273)	$(8)	$(739)	$(35)	$4	$(1)

Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division

$37	$8	$1	$1	$—	$15

37	8	1	1	—	15

71	29	335	—	(1)	82
—	—	6	—	—	—

71	29	341	—	(1)	82

(84)	(36)	(673)	2	2	(142)

$24	$1	$(331)	$3	$1	$(45)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2011

(in thousands)

	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division
Income:
Dividend income	$5	$29	$50	$51

Net investment income (loss)	5	29	50	51

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	52	27	16	(20)
Realized gain distributions	—	—	31	—

Realized gains (losses)	52	27	47	(20)

Change in unrealized appreciation/ depreciation of investments during the period	(113)	(330)	(31)	(216)

Net increase (decrease) in net assets resulting from operations	$(56)	$(274)	$66	$(185)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Income:
Dividend income	$—	$—	$—	$—

Net investment income (loss)	—	—	—	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	—	—
Realized gain distributions	—	—	—	—

Realized gains (losses)	—	—	—	—

Change in unrealized appreciation/ depreciation of investments during the period	—	(1)	(1)	—

Net increase (decrease) in net assets resulting from operations	$—	$(1)	$(1)	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$15	$11	$7	$—
Net realized gains (losses)	27	20	235	171
Net change in unrealized appreciation/depreciation	(67)	149	(469)	58

Net increase (decrease) in net assets resulting from operations	(25)	180	(227)	229

Policy Transactions:
Policyowners’ net payments	601	471	947	856
Policy loans, surrenders and death benefits	(41)	(19)	(280)	(1,181)
Mortality and other (net)	(153)	(123)	(220)	(279)
Transfers from other divisions	4,059	3,331	14,114	10,643
Transfers to other divisions	(4,116)	(3,150)	(14,068)	(10,202)

Net increase (decrease) in net assets resulting from policy transactions	350	510	493	(163)

Net increase (decrease) in net assets	325	690	266	66

Net Assets:
Beginning of period	1,628	938	3,516	3,450

End of period	$1,953	$1,628	$3,782	$3,516

Units issued during the period	157	155	846	604
Units redeemed during the period	(146)	(137)	(822)	(616)

Net units issued (redeemed) during period	11	18	24	(12)

	Large Cap Core Stock Division		Large Cap Blend Division	Index 500 Stock Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$15	$11	$1	$120	$78
Net realized gains (losses)	76	(5)	—	570	(51)
Net change in unrealized appreciation/depreciation	(103)	143	(3)	(622)	566

Net increase (decrease) in net assets resulting from operations	(12)	149	(2)	68	593

Policy Transactions:
Policyowners’ net payments	511	316	11	1,887	1,318
Policy loans, surrenders and death benefits	(103)	(34)	—	(283)	(93)
Mortality and other (net)	(120)	(93)	(2)	(378)	(277)
Transfers from other divisions	1,940	1,995	145	24,516	17,076
Transfers to other divisions	(2,091)	(1,590)	(41)	(23,711)	(16,487)

Net increase (decrease) in net assets resulting from policy transactions	137	594	113	2,031	1,537

Net increase (decrease) in net assets	125	743	111	2,099	2,130

Net Assets:
Beginning of period	1,331	588	—	4,937	2,807

End of period	$1,456	$1,331	$111	$7,036	$4,937

Units issued during the period	102	103	19	525	374
Units redeemed during the period	(97)	(78)	(5)	(491)	(345)

Net units issued (redeemed) during period	5	25	14	34	29

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Large Company Value Division	Domestic Equity Division		Equity Income Division
	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$—	$51	$39	$38	$25
Net realized gains (losses)	—	20	(58)	196	(43)
Net change in unrealized appreciation/depreciation	1	(65)	268	(261)	246

Net increase (decrease) in net assets resulting from operations	1	6	249	(27)	228

Policy Transactions:
Policyowners’ net payments	2	743	483	532	331
Policy loans, surrenders and death benefits	—	(160)	(98)	(179)	(55)
Mortality and other (net)	—	(172)	(155)	(121)	(88)
Transfers from other divisions	8	3,798	2,447	10,159	6,512
Transfers to other divisions	(1)	(3,646)	(2,309)	(9,767)	(6,201)

Net increase (decrease) in net assets resulting from policy transactions	9	563	368	624	499

Net increase (decrease) in net assets	10	569	617	597	727

Net Assets:
Beginning of period	—	1,979	1,362	1,943	1,216

End of period	$10	$2,548	$1,979	$2,540	$1,943

Units issued during the period	2	365	257	704	457
Units redeemed during the period	(1)	(323)	(225)	(668)	(424)

Net units issued (redeemed) during period	1	42	32	36	33

	Index 600 Stock Division	Small Cap Value Division		International Growth Division
	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

Operations:
Net investment income (loss)	$—	$17	$20	$23	$12
Net realized gains (losses)	1	245	(48)	37	(20)
Net change in unrealized appreciation/depreciation	(1)	(317)	421	(333)	215

Net increase (decrease) in net assets resulting from operations	—	(55)	393	(273)	207

Policy Transactions:
Policyowners’ net payments	3	685	500	718	403
Policy loans, surrenders and death benefits	—	(253)	(81)	(104)	(61)
Mortality and other (net)	(1)	(166)	(129)	(153)	(112)
Transfers from other divisions	27	11,138	8,073	3,891	2,488
Transfers to other divisions	(8)	(10,893)	(7,864)	(3,648)	(2,220)

Net increase (decrease) in net assets resulting from policy transactions	21	511	499	704	498

Net increase (decrease) in net assets	21	456	892	431	705

Net Assets:
Beginning of period	—	2,323	1,431	1,575	870

End of period	$21	$2,779	$2,323	$2,006	$1,575

Units issued during the period	3	576	440	300	206
Units redeemed during the period	(1)	(555)	(414)	(255)	(173)

Net units issued (redeemed) during period	2	21	26	45	33

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Mid Cap Growth Stock Division		Index 400 Stock Division		Mid Cap Value Division		Small Cap Growth Stock Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$5	$5	$28	$22	$20	$6	$7	$10
251	(62)	501	11	64	48	170	(15)
(393)	421	(566)	439	(126)	54	(242)	337

(137)	364	(37)	472	(42)	108	(65)	332

477	298	942	503	223	288	712	480
(172)	(15)	(259)	(50)	(33)	(57)	(137)	(94)
(125)	(108)	(201)	(135)	(48)	(44)	(161)	(121)
11,246	7,369	12,938	7,715	2,279	2,770	3,829	2,976
(11,204)	(7,077)	(12,418)	(7,337)	(2,255)	(2,721)	(3,832)	(2,674)

222	467	1,002	696	166	236	411	567

85	831	965	1,168	124	344	346	899

2,002	1,171	2,488	1,320	778	434	1,708	809

$2,087	$2,002	$3,453	$2,488	$902	$778	$2,054	$1,708

173	123	554	374	190	195	181	157
(170)	(116)	(515)	(343)	(183)	(180)	(167)	(133)

3	7	39	31	7	15	14	24

Research International Core Division	International Equity Division		Emerging Markets Equity Division	Money Market Division		Short-Term Bond Division
Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011

$2	$146	$146	$3	$4	$9	$2
(5)	10	(276)	(11)	—	—	—
(5)	(895)	577	(27)	—	—	(3)

(8)	(739)	447	(35)	4	9	(1)

19	2,023	1,379	48	7,398	7,707	19
(3)	(553)	(217)	(2)	(448)	(220)	(1)
(4)	(473)	(406)	(7)	(316)	(340)	(2)
232	21,325	13,947	509	8,619	10,344	187
(101)	(20,693)	(13,014)	(158)	(14,336)	(17,426)	(26)

143	1,629	1,689	390	917	65	177

135	890	2,136	355	921	74	176

—	5,937	3,801	—	2,794	2,720	—

$135	$6,827	$5,937	$355	$3,715	$2,794	$176

30	5,879	4,335	65	438	509	38
(13)	(5,474)	(3,886)	(28)	(417)	(507)	(23)

17	405	449	37	21	2	15

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division	Inflation Protection Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$159	$143	$—	$—
Net realized gains (losses)	175	42	1	2
Net change in unrealized appreciation/depreciation	(7)	14	—	8

Net increase (decrease) in net assets resulting from operations	327	199	1	10

Policy Transactions:
Policyowners’ net payments	1,427	1,212	1	41
Policy loans, surrenders and death benefits	(278)	(158)	(1)	(1)
Mortality and other (net)	(359)	(293)	(1)	(4)
Transfers from other divisions	12,516	10,185	7	503
Transfers to other divisions	(12,783)	(9,456)	—	(217)

Net increase (decrease) in net assets resulting from policy transactions	523	1,490	6	322

Net increase (decrease) in net assets	850	1,689	7	332

Net Assets:
Beginning of period	4,277	2,588	—	—

End of period	$5,127	$4,277	$7	$332

Units issued during the period	91	77	—	59
Units redeemed during the period	(88)	(69)	—	(35)

Net units issued (redeemed) during period	3	8	—	24

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$1	$3	$1	$—
Net realized gains (losses)	341	20	—	(1)
Net change in unrealized appreciation/depreciation	(673)	494	2	2

Net increase (decrease) in net assets resulting from operations	(331)	517	3	1

Policy Transactions:
Policyowners’ net payments	1,058	622	13	11
Policy loans, surrenders and death benefits	(169)	(152)	(2)	(2)
Mortality and other (net)	(239)	(174)	(3)	(2)
Transfers from other divisions	7,121	5,025	132	111
Transfers to other divisions	(7,086)	(4,592)	(67)	(63)

Net increase (decrease) in net assets resulting from policy transactions	685	729	73	55

Net increase (decrease) in net assets	354	1,246	76	56

Net Assets:
Beginning of period	2,616	1,370	—	—

End of period	$2,970	$2,616	$76	$56

Units issued during the period	318	281	16	13
Units redeemed during the period	(292)	(253)	(8)	(7)

Net units issued (redeemed) during period	26	28	8	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

High Yield Bond Division		Multi-Sector Bond Division	Commodities Return Strategy Division	Balanced Division		Asset Allocation Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$125	$93	$12	$—	$37	$21	$8	$10
137	64	3	(4)	71	22	29	(3)
(180)	9	(12)	(31)	(84)	62	(36)	36

82	166	3	(35)	24	105	1	43

511	307	22	62	449	324	69	56
(121)	(26)	(1)	(2)	(46)	(105)	(37)	(9)
(126)	(91)	(4)	(8)	(79)	(68)	(26)	(22)
5,423	5,413	295	428	5,435	2,715	508	382
(5,101)	(5,227)	(77)	(126)	(5,455)	(2,428)	(557)	(318)

586	376	235	354	304	438	(43)	89

668	542	238	319	328	543	(42)	132

1,558	1,016	—	—	1,085	542	386	254

$2,226	$1,558	$238	$319	$1,413	$1,085	$344	$386

189	188	42	69	45	24	47	33
(173)	(176)	(25)	(29)	(43)	(21)	(50)	(27)

16	12	17	40	2	3	(3)	6

Russell Multi-Style Equity Division		Russell Aggressive Equity Division		Russell Non-U.S. Division		Russell Core Bond Division
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$15	$10	$5	$3	$29	$8	$50	$35
82	(43)	52	(6)	27	(23)	47	57
(142)	230	(113)	151	(330)	185	(31)	(17)

(45)	197	(56)	148	(274)	170	66	75

517	351	403	206	628	495	480	264
(150)	(47)	(71)	(24)	(165)	(28)	(84)	(24)
(125)	(108)	(81)	(60)	(133)	(109)	(126)	(81)
2,603	1,916	1,557	1,010	3,640	2,772	3,469	2,438
(2,600)	(1,884)	(1,508)	(895)	(3,328)	(2,627)	(3,137)	(2,125)

245	228	300	237	642	503	602	472

200	425	244	385	368	673	668	547

1,416	991	803	418	1,549	876	1,277	730

$1,616	$1,416	$1,047	$803	$1,917	$1,549	$1,945	$1,277

321	251	130	90	349	272	222	146
(301)	(225)	(114)	(72)	(305)	(232)	(193)	(122)

20	26	16	18	44	40	29	24

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2011	Year Ended December 31, 2010	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$51	$33	$—
Net realized gains (losses)	(20)	(21)	—
Net change in unrealized appreciation/depreciation	(216)	305	—

Net increase (decrease) in net assets resulting from operations	(185)	317	—

Policy Transactions:
Policyowners’ net payments	784	510	2
Policy loans, surrenders and death benefits	(182)	(106)	(1)
Mortality and other (net)	(198)	(145)	—
Transfers from other divisions	4,047	2,585	38
Transfers to other divisions	(3,726)	(2,308)	(19)

Net increase (decrease) in net assets resulting from policy transactions	725	536	20

Net increase (decrease) in net assets	540	853	20

Net Assets:
Beginning of period	1,910	1,057	—

End of period	$2,450	$1,910	$20

Units issued during the period	191	118	4
Units redeemed during the period	(168)	(99)	(2)

Net units issued (redeemed) during period	23	19	2

	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011	Period June 30 to December 31, 2011

Operations:
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation/depreciation	(1)	(1)	—

Net increase (decrease) in net assets resulting from operations	(1)	(1)	—

Policy Transactions:
Policyowners’ net payments	2	6	3
Policy loans, surrenders and death benefits	(1)	(1)	(1)
Mortality and other (net)	—	(1)	—
Transfers from other divisions	59	36	8
Transfers to other divisions	(19)	(7)	(2)

Net increase (decrease) in net assets resulting from policy transactions	41	33	8

Net increase (decrease) in net assets	40	32	8

Net Assets:
Beginning of period	—	—	—

End of period	$40	$32	$8

Units issued during the period	6	4	1
Units redeemed during the period	(2)	(1)	—

Net units issued (redeemed) during period	4	3	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Notes to Financial Statements

Northwestern Mutual Variable Life Account II

December 31, 2011

1. Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies. The Account began operations on January 31, 2007.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective May 1, 2011, the Russell Real Estate Securities Division of the Account was renamed the Russell Global Real Estate Securities Division.

Effective June 30, 2011 the following sixteen Divisions commenced operations in the Account: Large Cap Blend, Large Company Value, Index 600 Stock, Research International Core, Emerging Markets, Short-Term Bond, Long-Term U.S. Government Bond, Inflation Protection, Multi-Sector Bond, Commodities Return Strategy, Fidelity VIP Contrafund, Neuberger Berman AMT Socially Responsive, Russell LifePoints Moderate Strategy, Russell LifePoints Balanced Strategy, Russell LifePoints Growth Strategy, and Russell LifePoints Equity Growth Strategy.

2. Significant Accounting Policies

A.	Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation — The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2011, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Policy Dividends — Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified as cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The policies are eligible to receive dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3. Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2011 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$669	$301
Focused Appreciation	1,081	570
Large Cap Core Stock	570	417
Large Cap Blend	117	3
Index 500 Stock	3,056	746
Large Company Value	10	1
Domestic Equity	1,010	382
Equity Income	1,011	350
Mid Cap Growth Stock	569	342
Index 400 Stock	1,776	565
Mid Cap Value	286	101
Small Cap Growth Stock	808	387
Index 600 Stock	22	1
Small Cap Value	1,004	475
International Growth	1,038	306
Research International Core	152	6
International Equity	2,946	1,164
Emerging Markets Equity	407	16
Money Market	7,739	6,869
Short-Term Bond	187	8
Select Bond	1,803	1,011
Long-Term U.S. Government Bond	9	2
Inflation Protection	333	10

Notes to Financial Statements

Notes to Financial Statements

Division	Purchases	Sales
High Yield Bond	$976	$265
Multi-Sector Bond	262	10
Commodities Return Strategy	367	14
Balanced	506	164
Asset Allocation	84	120
Fidelity VIP Mid Cap	1,134	433
Fidelity VIP Contrafund	80	5
Neuberger Berman AMT Socially Responsive	58	4
Russell Multi-Style Equity	546	285
Russell Aggressive Equity	480	169
Russell Non-U.S.	1,016	340
Russell Core Bond	919	237
Russell Global Real Estate Securities	1,226	450
Russell LifePoints Moderate Strategy	22	1
Russell LifePoints Balanced Strategy	42	2
Russell LifePoints Growth Strategy	36	2
Russell LifePoints Equity Growth Strategy	10	1

4. Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined monthly and paid to Northwestern Mutual. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined at an annual rate of 0.10% of the amount invested in the Account for the Policy for the first twenty Policy years, and 0.05% thereafter. These charges are reflected as a reduction in units and are included in Mortality and Other in the accompanying financial statements.

Additional mortality costs are determined monthly and are paid to Northwestern Mutual to cover the cost of providing insurance protection for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy is issued.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses and taxes.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Growth Stock
Year Ended 12/31/11	60	$ 32.569595	$1,953	0.80%	0.05% to 0.35%	(1.30%)
Year Ended 12/31/10	49	32.998214	1,628	0.86	0.05 to 0.35	12.37
Year Ended 12/31/09	31	29.365924	938	1.18	0.05 to 0.35	37.17
Year Ended 12/31/08	18	21.408736	394	1.25	0.05 to 0.35	(38.86)
Period Ended 12/31/07	5	35.015115	160	0.56	0.05 to 0.35	6.96
Focused Appreciation
Year Ended 12/31/11	193	$ 19.596705	$3,782	0.18%	0.05% to 0.35%	(6.10%)
Year Ended 12/31/10	169	20.869750	3,516	0.00	0.05 to 0.35	9.33
Year Ended 12/31/09	181	19.088595	3,450	0.00	0.05 to 0.35	42.47
Year Ended 12/31/08	103	13.397864	1,378	0.44	0.05 to 0.35	(40.01)
Period Ended 12/31/07	11	22.333276	229	0.03	0.05 to 0.35	24.83
Large Cap Core Stock
Year Ended 12/31/11	55	$ 26.156583	$1,456	1.15%	0.05% to 0.35%	(1.21%)
Year Ended 12/31/10	50	26.477036	1,331	1.26	0.05 to 0.35	12.91
Year Ended 12/31/09	25	23.449551	588	1.89	0.05 to 0.35	29.33
Year Ended 12/31/08	17	18.131181	294	1.79	0.05 to 0.35	(38.74)
Period Ended 12/31/07	3	29.597322	109	0.68	0.05 to 0.35	7.29
Large Cap Blend (3)
Period Ended 12/31/11	14	$ 7.947227	$111	2.27%	0.05% to 0.35%	(5.56%)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Index 500 Stock
Year Ended 12/31/11	118	$ 59.726031	$7,036	1.84%	0.05% to 0.35%	1.95%
Year Ended 12/31/10	84	58.583796	4,937	2.07	0.05 to 0.35	14.89
Year Ended 12/31/09	55	50.989051	2,807	2.95	0.05 to 0.35	26.40
Year Ended 12/31/08	26	40.340674	1,078	2.36	0.05 to 0.35	(36.94)
Period Ended 12/31/07	7	63.972521	434	0.79	0.05 to 0.35	3.90
Large Company Value (3)
Period Ended 12/31/11	1	$ 8.021755	$10	5.34%	0.05% to 0.35%	(3.12%)
Domestic Equity
Year Ended 12/31/11	194	$ 13.151218	$2,548	2.12%	0.05% to 0.35%	0.91%
Year Ended 12/31/10	152	13.033112	1,979	2.36	0.05 to 0.35	14.62
Year Ended 12/31/09	120	11.370681	1,362	3.63	0.05 to 0.35	29.52
Year Ended 12/31/08	66	8.778981	581	3.27	0.05 to 0.35	(38.49)
Period Ended 12/31/07	19	14.273423	274	1.30	0.05 to 0.35	(7.25)
Equity Income
Year Ended 12/31/11	152	$ 16.677245	$2,540	1.64%	0.05% to 0.35%	(0.92%)
Year Ended 12/31/10	116	16.832155	1,943	1.69	0.05 to 0.35	15.33
Year Ended 12/31/09	83	14.595160	1,216	3.12	0.05 to 0.35	24.58
Year Ended 12/31/08	46	11.715261	541	0.03	0.05 to 0.35	(35.81)
Period Ended 12/31/07	13	18.250431	225	3.74	0.05 to 0.35	1.79
Mid Cap Growth Stock
Year Ended 12/31/11	31	$ 67.344023	$2,087	0.24%	0.05% to 0.35%	(6.18%)
Year Ended 12/31/10	28	71.778944	2,002	0.30	0.05 to 0.35	23.86
Year Ended 12/31/09	21	57.953082	1,171	0.28	0.05 to 0.35	32.09 (2)
Year Ended 12/31/08	14	43.872392	619	0.36	0.05 to 0.35	(40.08)
Period Ended 12/31/07	3	73.219863	165	0.70	0.05 to 0.35	16.04
Index 400 Stock
Year Ended 12/31/11	135	$ 25.435391	$3,453	0.86%	0.05% to 0.35%	(1.92%)
Year Ended 12/31/10	96	25.934506	2,488	1.18	0.05 to 0.35	26.29
Year Ended 12/31/09	65	20.535699	1,320	1.86	0.05 to 0.35	37.00
Year Ended 12/31/08	43	14.989442	653	1.84	0.05 to 0.35	(36.28)
Period Ended 12/31/07	8	23.522236	180	1.15	0.05 to 0.35	4.18
Mid Cap Value
Year Ended 12/31/11	50	$ 18.168731	$902	2.35%	0.05% to 0.35%	(0.61%)
Year Ended 12/31/10	43	18.279525	778	1.29	0.05 to 0.35	19.93
Year Ended 12/31/09	28	15.242180	434	1.23	0.05 to 0.35	23.24
Year Ended 12/31/08	19	12.367958	237	0.00	0.05 to 0.35	(35.07)
Period Ended 12/31/07	13	19.047672	261	2.24	0.05 to 0.35	(2.40)
Small Cap Growth Stock
Year Ended 12/31/11	72	$ 28.847575	$2,054	0.36%	0.05% to 0.35%	(2.78%)
Year Ended 12/31/10	58	29.671998	1,708	0.84	0.05 to 0.35	25.85
Year Ended 12/31/09	34	23.577314	809	0.30	0.05 to 0.35	31.17
Year Ended 12/31/08	17	17.974245	316	0.20	0.05 to 0.35	(43.87)
Period Ended 12/31/07	4	32.021844	139	0.05	0.05 to 0.35	7.25
Index 600 Stock (3)
Period Ended 12/31/11	2	$ 10.280016	$21	1.82%	0.05% to 0.35%	(6.01%)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Small Cap Value
Year Ended 12/31/11	125	$ 22.212770	$2,779	0.63%	0.05% to 0.35%	(1.36%)
Year Ended 12/31/10	104	22.519799	2,323	1.11	0.05 to 0.35	21.95
Year Ended 12/31/09	78	18.466637	1,431	0.88	0.05 to 0.35	28.18
Year Ended 12/31/08	54	14.406429	774	0.41	0.05 to 0.35	(28.13)
Period Ended 12/31/07	8	20.045927	170	0.44	0.05 to 0.35	(3.25)
International Growth
Year Ended 12/31/11	139	$ 14.519220	$2,006	1.18%	0.05% to 0.35%	(13.17%)
Year Ended 12/31/10	94	16.720938	1,575	0.97	0.05 to 0.35	16.43
Year Ended 12/31/09	61	14.361577	870	0.67	0.05 to 0.35	23.16
Year Ended 12/31/08	37	11.660588	429	1.92	0.05 to 0.35	(46.19)
Period Ended 12/31/07	7	21.668250	165	0.80	0.05 to 0.35	11.73
Research International Core (3)
Period Ended 12/31/11	17	$ 7.884380	$135	3.54%	0.05% to 0.35%	(15.93%)
International Equity
Year Ended 12/31/11	1,854	$ 3.682261	$6,827	2.17%	0.05% to 0.35%	(10.10%)
Year Ended 12/31/10	1,449	4.095847	5,937	3.12	0.05 to 0.35	7.67
Year Ended 12/31/09	1,000	3.803991	3,801	4.86	0.05 to 0.35	33.11 (2)
Year Ended 12/31/08	671	2.857743	1,918	3.21	0.05 to 0.35	(43.78)
Period Ended 12/31/07	144	5.083451	735	1.28	0.05 to 0.35	16.27
Emerging Markets Equity (3)
Period Ended 12/31/11	37	$ 9.567929	$355	2.16%	0.05% to 0.35%	(18.36%)
Money Market
Year Ended 12/31/11	89	$ 41.437528	$3,715	0.12%	0.05% to 0.35%	0.14%
Year Ended 12/31/10	68	41.380226	2,794	0.29	0.05 to 0.35	0.29
Year Ended 12/31/09	66	41.258586	2,720	0.70	0.05 to 0.35	0.76 (2)
Year Ended 12/31/08	39	40.947848	1,617	2.64	0.05 to 0.35	2.76
Period Ended 12/31/07	18	39.847990	706	4.37	0.05 to 0.35	4.83
Short-Term Bond (3)
Period Ended 12/31/11	15	$ 11.832025	$176	3.05%	0.05% to 0.35%	(0.42%)
Select Bond
Year Ended 12/31/11	26	$195.021673	$5,127	3.36%	0.05% to 0.35%	7.16%
Year Ended 12/31/10	23	181.992325	4,277	3.93	0.05 to 0.35	6.59
Year Ended 12/31/09	15	170.745431	2,588	5.68	0.05 to 0.35	9.37
Year Ended 12/31/08	8	156.116892	1,150	4.95	0.05 to 0.35	3.26
Period Ended 12/31/07	2	151.194364	254	2.93	0.05 to 0.35	6.30
Long-Term U.S. Government Bond (3)
Period Ended 12/31/11	—	$ 17.228764	$7	5.68%	0.05% to 0.35%	25.15%
Inflation Protection (3)
Period Ended 12/31/11	24	$ 13.694886	$332	0.04%	0.05% to 0.35%	6.60%
High Yield Bond
Year Ended 12/31/11	62	$ 36.059875	$2,226	6.99%	0.05% to 0.35%	4.59%
Year Ended 12/31/10	46	34.475967	1,558	7.29	0.05 to 0.35	14.56
Year Ended 12/31/09	34	30.094875	1,016	8.52	0.05 to 0.35	45.39
Year Ended 12/31/08	19	20.699102	401	9.45	0.05 to 0.35	(21.35)
Period Ended 12/31/07	2	26.317469	50	3.22	0.05 to 0.35	1.55
Multi-Sector Bond (3)
Period Ended 12/31/11	17	$ 13.657358	$238	11.64%	0.05% to 0.35%	1.71%

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have been 31.99% for the Mid Cap Growth Stock Division, 32.39% for the International Equity Division and 0.61% for the Money Division and from 0.06% to 0.61% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Commodities Return Strategy (3)
Period Ended 12/31/11	40	$ 8.070260	$319	0.00%	0.05% to 0.35%	(11.02%)
Balanced
Year Ended 12/31/11	9	$140.096515	$1,413	2.94%	0.05% to 0.35%	2.11%
Year Ended 12/31/10	7	137.200077	1,085	2.32	0.05 to 0.35	11.96
Year Ended 12/31/09	4	122.549243	542	5.28	0.05 to 0.35	21.43
Year Ended 12/31/08	2	100.918470	167	1.48	0.05 to 0.35	(22.72)
Period Ended 12/31/07	1	130.596514	31	3.37	0.05 to 0.35	5.24
Asset Allocation
Year Ended 12/31/11	23	$ 15.042893	$344	2.25%	0.05% to 0.35%	(0.08%)
Year Ended 12/31/10	26	15.054442	386	3.10	0.05 to 0.35	13.01
Year Ended 12/31/09	20	13.321541	254	3.15	0.05 to 0.35	27.09
Year Ended 12/31/08	10	10.482012	112	2.90	0.05 to 0.35	(30.13)
Period Ended 12/31/07	1	15.001132	10	1.00	0.05 to 0.35	8.25
Fidelity VIP Mid Cap
Year Ended 12/31/11	115	$ 25.953961	$2,970	0.02%	0.05% to 0.35%	(10.85%)
Year Ended 12/31/10	89	29.113348	2,616	0.14	0.05 to 0.35	28.57
Year Ended 12/31/09	61	22.643898	1,370	0.54	0.05 to 0.35	39.75
Year Ended 12/31/08	29	16.202990	478	0.26	0.05 to 0.35	(39.61)
Period Ended 12/31/07	7	26.828755	193	0.61	0.05 to 0.35	13.55
Fidelity VIP Contrafund (3)
Period Ended 12/31/11	8	$ 9.866342	$76	2.07%	0.05% to 0.35%	(7.43%)
Neuberger Berman AMT Socially Responsive (3)
Period Ended 12/31/11	6	$ 9.655117	$56	1.00%	0.05% to 0.35%	(8.79%)
Russell Multi-Style Equity
Year Ended 12/31/11	153	$ 10.521100	$1,616	0.94%	0.05% to 0.35%	(1.55%)
Year Ended 12/31/10	133	10.686543	1,416	0.88	0.05 to 0.35	16.46
Year Ended 12/31/09	107	9.176223	991	1.17	0.05 to 0.35	31.40
Year Ended 12/31/08	60	6.983334	424	1.27	0.05 to 0.35	(40.56)
Period Ended 12/31/07	17	11.749485	196	0.66	0.05 to 0.35	8.54
Russell Aggressive Equity
Year Ended 12/31/11	63	$ 16.479338	$1,047	0.49%	0.05% to 0.35%	(4.20%)
Year Ended 12/31/10	47	17.202203	803	0.47	0.05 to 0.35	24.88
Year Ended 12/31/09	29	13.775086	418	0.50	0.05 to 0.35	31.39
Year Ended 12/31/08	20	10.483725	207	1.09	0.05 to 0.35	(42.92)
Period Ended 12/31/07	4	18.365962	87	0.38	0.05 to 0.35	1.32
Russell Non-U.S.
Year Ended 12/31/11	150	$ 12.750860	$1,917	1.54%	0.05% to 0.35%	(12.88%)
Year Ended 12/31/10	106	14.635995	1,549	0.71	0.05 to 0.35	11.42
Year Ended 12/31/09	66	13.135524	876	2.83	0.05 to 0.35	26.49
Year Ended 12/31/08	41	10.384851	424	0.00	0.05 to 0.35	(42.41)
Period Ended 12/31/07	11	18.032632	205	4.62	0.05 to 0.35	9.17
Russell Core Bond
Year Ended 12/31/11	94	$ 20.671320	$1,945	3.17%	0.05% to 0.35%	4.68%
Year Ended 12/31/10	65	19.746605	1,277	3.73	0.05 to 0.35	10.02
Year Ended 12/31/09	41	17.948158	730	4.73	0.05 to 0.35	15.81
Year Ended 12/31/08	21	15.497865	325	3.63	0.05 to 0.35	(3.57)
Period Ended 12/31/07	3	16.070912	56	6.26	0.05 to 0.35	7.35

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

Notes to Financial Statements

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return (1)
Russell Global Real Estate Securities (4)
Year Ended 12/31/11	83	$ 29.438654	$2,450	2.18%	0.05% to 0.35%	(7.05%)
Year Ended 12/31/10	60	31.671345	1,910	2.28	0.05 to 0.35	22.92
Year Ended 12/31/09	41	25.765834	1,057	4.34	0.05 to 0.35	28.94
Year Ended 12/31/08	20	19.982226	400	1.85	0.05 to 0.35	(36.68)
Period Ended 12/31/07	11	31.559603	346	3.89	0.05 to 0.35	(22.64)
Russell LifePoints Moderate Strategy (3)
Period Ended 12/31/11	2	$ 11.440046	$20	5.02%	0.05% to 0.35%	(3.67%)
Russell LifePoints Balanced Strategy (3)
Period Ended 12/31/11	4	$ 10.437591	$40	5.54%	0.05% to 0.35%	(6.53%)
Russell LifePoints Growth Strategy (3)
Period Ended 12/31/11	3	$ 9.458077	$32	4.23%	0.05% to 0.35%	(9.16%)
Russell LifePoints Equity Growth Strategy (3)
Period Ended 12/31/11	1	$ 8.471141	$8	3.99%	0.05% to 0.35%	(10.88%)

(1)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.
(4)	Effective May 1, 2011, the Russell Real Estate Securities was renamed the Russell Global Real Estate Securities.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Policyowners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2011, and the results of each of their operations, the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2011 with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

February 20, 2012

Report of Independent Registered Public Accounting Firm

Northwestern Mutual®

P.O. Box 3095
Milwaukee, WI 53201-3095

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NORTHWESTERN
MUTUAL

This booklet contains information about the Northwestern Mutual variable insurance products and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.** The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA's Web site at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-866-424-2609, www.northwesternmutual.com

Product Distributor: **Northwestern Mutual Investment Services, LLC (NMIS)**, Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

The Northwestern Mutual
Life Insurance Company · Milwaukee,WI
www.northwesternmutual.com

90-1899 (0786) (REV 0112)